================================================================================

                                 UNITED STATES
                      SECURITIES AND EXCHANGE COMMISSION
                             Washington, DC 20549

                                   FORM N-Q

            QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                        MANAGEMENT INVESTMENT COMPANIES

                 Investment Company Act file number: 811-04323

                          IXIS Advisor Funds Trust I
              (Exact name of registrant as specified in charter)

               399 Boylston Street, Boston, Massachusetts  02116
            (Address of principal executive offices)    (Zip code)

                          Coleen Downs Dinneen, Esq.
                   IXIS Asset Management Distributors, L.P.
                              399 Boylston Street
                          Boston, Massachusetts 02116
                    (Name and address of agent for service)

      Registrant's telephone number, including area code: (617) 449-2810

                     Date of fiscal year end: December 31

                   Date of reporting period: March 31, 2007

================================================================================

ITEM 1. SCHEDULE OF INVESTMENTS

         CGM Advisor Targeted Equity Fund -- Portfolio OF INVESTMENTS

Investments as of March 31, 2007 (Unaudited)

Shares      Description                                            Value (+)
------      ---------------------------------------------------  -------------
Common Stocks -- 99.1% of Net Assets
            Airlines -- 5.0%
    795,000 Ryanair Holdings PLC, Sponsored ADR(b)(c)            $  35,608,050
                                                                 -------------
            Auto Manufacturers -- 6.9%
    385,000 Toyota Motor Corp., Sponsored ADR(c)                    49,341,600
                                                                 -------------
            Banking -- 5.1%
  1,035,000 Banco Itau Holding Financeira SA, ADR                   36,038,700
                                                                 -------------
            Diversified Financial Services -- 16.3%
    175,000 Goldman Sachs Group, Inc.                               36,160,250
    500,000 Merrill Lynch & Co., Inc.                               40,835,000
    495,000 Morgan Stanley                                          38,986,200
                                                                 -------------
                                                                   115,981,450
                                                                 -------------
            Food -- 9.6%
  1,130,000 Kroger Co.(c)                                           31,922,500
  1,000,000 Safeway, Inc.(c)                                        36,640,000
                                                                 -------------
                                                                    68,562,500
                                                                 -------------
            Lodging & Gaming -- 5.3%
    433,200 Las Vegas Sands Corp.(b)(c)                             37,519,452
                                                                 -------------
            Machinery - Diversified -- 5.8%
    380,000 Deere & Co.(c)                                          41,283,200
                                                                 -------------
            Metals -- 5.7%
    378,300 Allegheny Technologies, Inc.(c)                         40,360,827
                                                                 -------------
            Mining -- 5.8%
  1,115,000 Companhia Vale do Rio Doce, ADR(c)                      41,243,850
                                                                 -------------
            Oil & Gas -- 4.8%
    340,000 Petroleo Brasileiro SA, ADR                             33,833,400
                                                                 -------------
            Oil & Gas Services -- 10.1%
    460,000 Baker Hughes, Inc.                                      30,419,800
    600,000 Schlumberger, Ltd.                                      41,460,000
                                                                 -------------
                                                                    71,879,800
                                                                 -------------
            Restaurants -- 2.7%
    430,000 McDonald's Corp.(c)                                     19,371,500
                                                                 -------------
            Retail -- 4.9%
    420,000 J.C. Penney Co., Inc.(c)                                34,507,200
                                                                 -------------
            Telecommunications -- 11.1%
    740,000 America Movil SA de C.V., Series L, ADR                 35,364,600
  1,110,000 AT&T, Inc.                                              43,767,300
                                                                 -------------
                                                                    79,131,900
                                                                 -------------
            Total Common Stocks
            (Identified Cost $642,992,140)                         704,663,429
                                                                 -------------

Principal
Amount
---------
Short-Term Investments -- 25.6%
$ 8,775,000 American Express Credit Corp.,
            5.280%, due 4/02/2007                                    8,775,000

Shares
------
Short-Term Investments -- continued
172,783,400 State Street Securities Lending Quality Trust(d)       172,783,400
                                                                 -------------
            Total Short-Term Investments
            (Identified Cost $181,558,400)                         181,558,400
                                                                 -------------
            Total Investments -- 124.7%
            (Identified Cost $824,550,540)(a)                      886,221,829
            Other assets less liabilities--(24.7)%                (175,332,909)
                                                                 -------------
            Total Net Assets -- 100%                             $ 710,888,920
                                                                 =============
--------
(+) Equity securities, including closed-end investment companies and exchange-traded funds, for which market quotations are readily available are valued at market value, as reported by pricing services recommended by the investment adviser and the subadvisers and approved by the Board of Trustees. Such pricing services generally use the security's last sale price on the exchange or market where primarily traded or, if there is no reported sale during the day, the closing bid price. Securities traded on the NASDAQ Global Select Market, NASDAQ Global Market and NASDAQ Capital Market are valued at the NASDAQ Official Closing Price ("NOCP"), or if lacking a NOCP, at the most recent bid quotation on the applicable NASDAQ Market. Debt securities for which market quotations are readily available (other than short-term obligations purchased with an original or remaining maturity of sixty days or less) are generally valued at market price on the basis of valuations furnished to the Fund by a pricing service recommended by the investment adviser and the subadvisers and approved by the Board of Trustees, which service determines valuations for normal, institutional-size trading units of such securities using market information, transactions for comparable securities and various relationships between securities which are generally recognized by institutional traders. Broker-dealer bid quotations may also be used to value debt and equity securities where a pricing service does not price a security or where a pricing service does not provide a reliable price for the security. Short-term obligations purchased with an original or remaining maturity of sixty days or less are valued at amortized cost, which approximates market value. Securities for which market quotations are not readily available are valued at fair value as determined in good faith by the Fund's subadvisers using consistently applied procedures under the general supervision of the Board of Trustees. Investments in other open-end investment companies are valued at the net asset value each day.

Investments as of March 31, 2007 (Unaudited)


        The Fund may hold securities traded in foreign markets. Foreign securities are valued at the market price in the foreign market. However, if events occurring after the close of the foreign market (but before the close of regular trading on the New York Stock Exchange) are believed to materially affect the value of those securities, such securities are fair valued pursuant to procedures approved by the Board of Trustees. When fair valuing securities, the Fund may, among other things, use modeling tools or other processes that may take into account factors such as securities market activity and/or significant events that occur after the close of the foreign market and before the Fund calculates its net asset value.

        In September 2006, Statement of Financial Accounting Standards No. 157, Fair Value Measurements ("SFAS 157"), was issued and is effective for fiscal years beginning after November 15, 2007. SFAS 157 defines fair value, establishes a framework for measuring fair value and expands disclosures about fair value measurements. Management is currently evaluating the impact, if any, the adoption of SFAS 157 will have on the Fund's financial statements.

        The books and records of the Fund are maintained in U.S. dollars. The value of securities, currencies and other assets and liabilities denominated in currencies other than U.S. dollars are translated into U.S. dollars based upon foreign exchange rates prevailing at the end of the period.

(a) Federal Tax Information (Amounts exclude certain adjustments made at the end of the Fund's fiscal year for tax purposes. Such adjustments are primarily due to wash sales.):

        At March 31, 2007, the net unrealized appreciation on investments based on a cost of $824,550,540 for federal income tax purposes was as follows:

        Aggregate gross unrealized appreciation for all
          investments in which there is an excess of value over
          tax cost                                                 $69,135,800
        Aggregate gross unrealized depreciation for all
          investments in which there is an excess of tax cost
          over value                                                (7,464,511)
                                                                   -----------
        Net unrealized appreciation                                $61,671,289
                                                                   ===========

(b)     Non-income producing security.

(c) All or a portion of this security was on loan at March 31, 2007. The Fund has entered into an agreement with State Street Bank and Trust Company ("State Street Bank"), as agent of the Fund, to lend securities to certain designated borrowers. The loans are collateralized with cash or securities in an amount equal to at least 105% or 102% of the market value of the loaned international or domestic securities, respectively, when the loan is initiated. Thereafter, the value of the collateral must remain at 102% of the market value of loaned securities for U.S. equities and U.S. corporate debt; at least 105% of the market value of loaned non-U.S. equities; and at least 100% of the market value of loaned securities for U.S. government securities, sovereign debt issued by non-U.S. governments and non-U.S. corporate debt. In the event that the market value of the collateral falls below the required percentages described above, the borrower will deliver additional collateral on the next business day. As with other extensions of credit, the Funds may bear the risk of loss with respect to the investment of the collateral. The Fund invests cash collateral in short-term investments, a portion of the income from which is remitted to the borrowers and the remainder allocated between the Fund and State Street Bank as lending agent. The market value of securities on loan to borrowers and the value of collateral held by the Fund with respect to such loans at March 31, 2007 were $168,641,792 and $172,783,400, respectively.

(d)     Represents investment of securities lending collateral.

ADR An American Depositary Receipt is a certificate issued by a custodian bank representing the right to receive securities of the foreign issuer described. The values of ADRs are significantly influenced by trading on exchanges not located in the United States.

Holdings at March 31, 2007 as a Percentage of Net Assets (unaudited)

Diversified Financial Services           16.3%
Telecommunications                       11.1
Oil & Gas Services                       10.1
Food                                      9.6
Auto Manufacturers                        6.9
Machinery - Diversified                   5.8
Mining                                    5.8
Metals                                    5.7
Lodging & Gaming                          5.3
Banking                                   5.1
Airlines                                  5.0
Retail                                    4.9
Oil & Gas                                 4.8
Restaurants                               2.7

           Hansberger International Fund -- Portfolio of Investments

Investments as of March 31, 2007 (Unaudited)

 Shares   Description                                                Value (+)
 ------   --------------------------------------------------------  -----------
Common Stocks -- 99.4% of Net Assets
          Australia -- 2.5%
   17,734 Rio Tinto, Ltd.(b)                                        $ 1,130,812
   65,419 Westpac Banking Corp.                                       1,394,719
   54,566 Woodside Petroleum, Ltd.                                    1,743,458
                                                                    -----------
                                                                      4,268,989
                                                                    -----------
          Austria -- 0.7%
   15,650 Erste Bank Der Oesterreichischen Sparkassen AG              1,218,823
                                                                    -----------
          Belgium -- 0.6%
   14,429 InBev NV                                                    1,041,813
                                                                    -----------
          Brazil -- 2.7%
   19,800 Cia Energetica de Minas Gerais, Sponsored ADR(b)              963,270
   45,400 Cia Vale do Rio Doce, Sponsored ADR                         1,420,112
   22,259 Petroleo Brasileiro SA, ADR                                 2,214,993
                                                                    -----------
                                                                      4,598,375
                                                                    -----------
          Canada -- 3.3%
   36,685 Cameco Corp.                                                1,501,884
   17,842 IGM Financial, Inc.                                           755,098
   25,000 Loblaw Cos., Ltd.                                             996,102
   43,400 Manulife Financial Corp.                                    1,495,130
   13,364 Suncor Energy, Inc.                                         1,020,341
                                                                    -----------
                                                                      5,768,555
                                                                    -----------
          China -- 2.8%
1,192,000 China Petroleum & Chemical Corp., Class H                   1,008,398
  398,000 Cosco Pacific, Ltd.                                           986,149
  960,000 Datang International Power Generation Co., Ltd., Class H      912,882
2,138,410 Denway Motors, Ltd.                                           933,254
   13,400 Focus Media Holding Ltd., ADR(b)(c)                         1,051,364
                                                                    -----------
                                                                      4,892,047
                                                                    -----------
          Denmark -- 1.0%
   31,900 Vestas Wind Systems A/S(c)                                  1,787,235
                                                                    -----------
          Finland -- 0.5%
   35,380 Nokia Oyj                                                     814,331
                                                                    -----------
          France -- 9.5%
   35,000 Alcatel-Lucent                                                411,909
   27,020 Axa(b)                                                      1,145,645
   11,472 BNP Paribas(b)                                              1,198,252
   31,668 Carrefour SA(b)                                             2,316,128
   20,841 Credit Agricole SA(b)                                         812,663
   12,629 Electricite de France(b)                                    1,058,789
   49,100 France Telecom SA(b)                                        1,296,719
   12,411 Iliad SA(b)                                                 1,292,020
    8,866 LVMH Moet Hennessy Louis Vuitton SA(b)                        983,615
    6,830 Schneider Electric SA(b)                                      867,040
      401 Schneider Electric SA(c)                                       49,282
   32,903 STMicroelectronics NV(b)                                      633,370
   17,202 Suez SA(b)                                                    907,222
   16,760 Total SA(b)                                                 1,174,295
   13,800 Total SA, Sponsored ADR                                       962,964
   33,700 Vivendi(b)                                                  1,369,452
                                                                    -----------
                                                                     16,479,365
                                                                    -----------
          Germany -- 4.3%
   33,226 Adidas AG                                                   1,816,676
   30,546 Commerzbank AG                                              1,351,457
    9,033 RWE AG                                                        955,565
   26,895 SAP AG(b)                                                   1,198,907
   20,900 SAP AG, Sponsored ADR(b)                                      933,185
    7,079 Wacker Chemie AG(c)                                         1,229,343
                                                                    -----------
                                                                      7,485,133
                                                                    -----------
          Greece -- 1.2%
   24,533 Folli-Follie SA                                               858,637
   23,309 National Bank of Greece SA                                  1,236,152
                                                                    -----------
                                                                      2,094,789
                                                                    -----------
          Hong Kong -- 2.2%
  153,600 Esprit Holdings, Ltd.                                       1,794,801
  402,000 Foxconn International Holdings, Ltd.(c)                     1,234,786
1,182,730 Johnson Electric Holdings, Ltd.                               785,611
                                                                    -----------
                                                                      3,815,198
                                                                    -----------
          India -- 1.7%
   15,300 HDFC Bank, Ltd., ADR(b)                                       986,085
   22,500 Infosys Technologies, Ltd., Sponsored ADR(b)                1,130,625
   33,800 Patni Computer Systems, Ltd., ADR                             779,428
                                                                    -----------
                                                                      2,896,138
                                                                    -----------
          Indonesia -- 0.4%
2,424,000 PT Bank Mandiri                                               664,110
                                                                    -----------
          Ireland -- 0.6%
   51,166 Anglo Irish Bank Corp. PLC                                  1,093,602
                                                                    -----------
          Israel -- 0.8%
   37,500 Teva Pharmaceutical Industries, Ltd., Sponsored ADR         1,403,625
                                                                    -----------
          Italy -- 4.4%
   38,720 ENI SpA                                                     1,259,999
  111,173 Saipem SpA(b)                                               3,237,528
  329,220 UniCredito Italiano SpA(b)                                  3,133,494
                                                                    -----------
                                                                      7,631,021
                                                                    -----------
          Japan -- 16.8%
  113,000 Bank of Yokohama, Ltd. (The)                                  842,897
   18,700 Canon, Inc.                                                 1,004,506
   61,000 Daiei, Inc.(c)                                                880,007
   23,300 Denso Corp.                                                   866,039
  209,000 Isuzu Motors, Ltd.(b)                                       1,048,192
  189,000 Joyo Bank, Ltd. (The)                                       1,180,448
   39,100 JS Group Corp.(b)                                             847,764
      112 KDDI Corp.                                                    894,365
   27,900 Millea Holdings, Inc.                                       1,032,281
   97,000 NGK Insulators, Ltd.(b)                                     2,000,255
   16,900 Nidec Corp.(b)                                              1,089,953
    4,400 Nintendo Co., Ltd.(b)                                       1,278,853
   74,100 Nissan Motor Co., Ltd.(b)                                     794,198
   23,500 Nitto Denko Corp.(b)                                        1,102,809
   39,000 Nomura Holdings, Inc.(b)                                      812,500
   54,000 Onward Kashiyama Co., Ltd.                                    751,069
    4,930 ORIX Corp.                                                  1,284,377
  209,000 Osaka Gas Co., Ltd.(b)                                        810,531
   25,400 Promise Co., Ltd.                                             957,027
   53,000 Sharp Corp.(b)                                              1,020,961
   51,000 Shionogi & Co., Ltd.(b)                                       917,515

Investments as of March 31, 2007 (Unaudited)


  Shares   Description                                              Value (+)
  ------   ------------------------------------------------------- ------------
           Japan -- continued
    10,700 SMC Corp.                                               $  1,435,565
    75,600 Sumitomo Corp.(b)                                          1,360,081
       137 Sumitomo Mitsui Financial Group, Inc.(b)                   1,243,975
    83,000 Sumitomo Trust & Banking Co., Ltd. (The)(b)                  865,640
    12,300 Takeda Pharmaceutical Co., Ltd.(b)                           806,848
    14,300 Toyota Motor Corp.(b)                                        916,200
    10,900 Yamada Denki Co., Ltd.(b)                                  1,015,631
                                                                   ------------
                                                                     29,060,487
                                                                   ------------
           Luxembourg -- 1.0%
    21,300 Millicom International Cellular SA(b)(c)                   1,669,068
                                                                   ------------
           Mexico -- 1.8%
     9,200 America Movil SA de C.V., ADR, Series L                      439,668
    26,200 Cemex SAB de CV, Sponsored ADR(c)                            858,050
     8,300 Fomento Economico Mexicano, SA de CV, Sponsored ADR          916,237
    21,676 Wal-Mart de Mexico SA de CV, Sponsored ADR, Series V(b)      919,062
                                                                   ------------
                                                                      3,133,017
                                                                   ------------
           Netherlands -- 2.3%
    26,597 ABN AMRO Holding NV                                        1,144,764
    19,809 ING Groep NV                                                 837,517
    29,339 Koninklijke (Royal) Philips Electronics NV(b)              1,117,816
    16,700 Royal Numico NV                                              861,339
                                                                   ------------
                                                                      3,961,436
                                                                   ------------
           Republic of Korea -- 2.3%
    12,640 Hyundai Motor Co.                                            888,078
    10,100 Kookmin Bank, Sponsored ADR                                  910,515
     1,261 Samsung Electronics Co., Ltd.                                754,616
     4,427 Samsung Electronics Co., Ltd., GDR, 144A                   1,346,915
                                                                   ------------
                                                                      3,900,124
                                                                   ------------
           Russia -- 1.4%
    32,096 Evraz Group SA, GDR, 144A                                  1,075,216
    20,500 Gazprom, Sponsored ADR                                       858,950
     5,860 LUKOIL, Sponsored ADR                                        506,890
                                                                   ------------
                                                                      2,441,056
                                                                   ------------
           Singapore -- 1.9%
   146,000 DBS Group Holdings, Ltd.                                   2,059,387
    93,000 Keppel Corp., Ltd.                                         1,164,684
                                                                   ------------
                                                                      3,224,071
                                                                   ------------
           Spain -- 3.1%
    72,858 Banco Bilbao Vizcaya Argentaria SA(b)                      1,788,877
   107,671 Banco Santander Central Hispano SA                         1,921,600
    70,349 Telefonica SA                                              1,550,599
                                                                   ------------
                                                                      5,261,076
                                                                   ------------
           Sweden -- 0.5%
    67,400 Eniro AB(b)                                                  851,815
                                                                   ------------
           Switzerland -- 9.5%
    69,400 ABB, Ltd.                                                  1,187,936
    12,000 Ciba Specialty Chemicals AG                                  790,520
    29,399 Credit Suisse Group(b)                                     2,109,692
    14,350 Holcim, Ltd., ADR                                          1,437,185
    13,190 Lonza Group AG(b)                                          1,267,820
     5,726 Nestle SA                                                  2,230,037
    50,604 Novartis AG(b)(d)                                          2,787,249
     8,808 Roche Holding AG                                           1,558,425
     6,413 Syngenta AG(c)                                             1,227,027
     7,380 Synthes, Inc.                                                910,999
    13,860 UBS AG(b)                                                    823,513
                                                                   ------------
                                                                     16,330,403
                                                                   ------------
           Taiwan -- 1.1%
   418,000 Taiwan Semiconductor Manufacturing Co., Ltd.                 857,676
   102,059 Taiwan Semiconductor Manufacturing Co., Ltd.,
           Sponsored ADR                                              1,097,134
                                                                   ------------
                                                                      1,954,810
                                                                   ------------
           Thailand -- 0.6%
   294,700 Bangkok Bank PCL                                             951,188
                                                                   ------------
           United Kingdom -- 17.9%
   490,043 ARM Holdings PLC(b)                                        1,292,203
    19,400 AstraZeneca PLC                                            1,043,739
    80,863 Autonomy Corp. PLC(c)                                      1,090,014
   110,440 Barclays PLC                                               1,566,944
    73,307 BHP Billiton PLC                                           1,634,433
   229,285 British Sky Broadcasting Group PLC                         2,544,758
    19,782 Carnival PLC                                                 953,347
   141,215 Cattles PLC                                                1,137,959
    59,534 GlaxoSmithKline PLC                                        1,636,640
    94,152 HBOS PLC                                                   1,939,850
    63,600 HSBC Holdings PLC                                          1,105,379
   124,077 Kingfisher PLC                                               679,389
   137,750 Man Group PLC                                              1,504,445
   134,939 Michael Page International PLC                             1,421,965
   272,503 Old Mutual PLC                                               879,978
   132,436 Prudential PLC                                             1,869,906
    20,184 Reckitt Benckiser PLC                                      1,050,967
   102,700 Reuters Group PLC                                            941,777
    23,707 Royal Bank of Scotland Group PLC                             925,572
   372,670 Signet Group PLC                                             920,365
   184,339 Smith & Nephew PLC                                         2,343,374
   120,976 Tesco PLC                                                  1,057,593
   527,683 Vodafone Group PLC                                         1,407,033
                                                                   ------------
                                                                     30,947,630
                                                                   ------------
           Total Common Stocks
           (Identified Cost $129,658,989)                           171,639,330
                                                                   ------------
Short-Term Investments -- 22.6%
38,352,766 State Street Securities Lending Quality Trust(e)          38,352,766

Investments as of March 31, 2007 (Unaudited)

Principal
 Amount    Description                                              Value (+)
---------  -----------------------------------------------------  ------------
Short-Term Investments -- continued
$  690,347 Tri-Party Repurchase Agreement with Fixed Income
           Clearing Corporation, dated 3/30/2007 at 4.250% to be
           repurchased at $690,591 on 4/02/2007, collateralized
           by $690,000 U.S. Treasury Note, 4.875% due 5/31/2011
           valued at $708,975, including accrued interest(f)      $    690,347
                                                                  ------------
           Total Short-Term Investments
           (Identified Cost $39,043,113)                            39,043,113
                                                                  ------------
           Total Investments -- 122.0%
           (Identified Cost $168,702,102)(a)                       210,682,443
           Other assets less liabilities--(22.0)%                  (37,984,488)
                                                                  ------------
           Net Assets -- 100%                                     $172,697,955
                                                                  ============
--------
(+) Equity securities, including closed-end investment companies and exchange-traded funds, for which market quotations are readily available are valued at market value, as reported by pricing services recommended by the investment adviser and the subadvisers and approved by the Board of Trustees. Such pricing services generally use the security's last sale price on the exchange or market where primarily traded or, if there is no reported sale during the day, the closing bid price. Securities traded on the NASDAQ Global Select Market, NASDAQ Global Market and NASDAQ Capital Market are valued at the NASDAQ Official Closing Price ("NOCP"), or if lacking a NOCP, at the most recent bid quotation on the applicable NASDAQ Market. Debt securities for which market quotations are readily available (other than short-term obligations purchased with an original or remaining maturity of sixty days or less) are generally valued at market price on the basis of valuations furnished to the Fund by a pricing service recommended by the investment adviser and the subadvisers and approved by the Board of Trustees, which service determines valuations for normal, institutional-size trading units of such securities using market information, transactions for comparable securities and various relationships between securities which are generally recognized by institutional traders. Broker-dealer bid quotations may also be used to value debt and equity securities where a pricing service does not price a security or where a pricing service does not provide a reliable price for the security. Short-term obligations purchased with an original or remaining maturity of sixty days or less are valued at amortized cost, which approximates market value. Securities for which market quotations are not readily available are valued at fair value as determined in good faith by the Fund's subadvisers using consistently applied procedures under the general supervision of the Board of Trustees. Investments in other open-end investment companies are valued at the net asset value each day.

        The Fund may hold securities traded in foreign markets. Foreign securities are valued at the market price in the foreign market. However, if events occurring after the close of the foreign market (but before the close of regular trading on the New York Stock Exchange) are believed to materially affect the value of those securities, such securities are fair valued pursuant to procedures approved by the Board of Trustees. When fair valuing securities, the Fund may, among other things, use modeling tools or other processes that may take into account factors such as securities market activity and/or significant events that occur after the close of the foreign market and before the Fund calculates its net asset value.

        In September 2006, Statement of Financial Accounting Standards No. 157, Fair Value Measurements ("SFAS 157"), was issued and is effective for fiscal years beginning after November 15, 2007. SFAS 157 defines fair value, establishes a framework for measuring fair value and expands disclosures about fair value measurements. Management is currently evaluating the impact, if any, the adoption of SFAS 157 will have on the Fund's financial statements.

        The books and records of the Fund are maintained in U.S. dollars. The value of securities, currencies and other assets and liabilities denominated in currencies other than U.S. dollars are translated into U.S. dollars based upon foreign exchange rates prevailing at the end of the period.

(a) Federal Tax Information (Amounts exclude certain adjustments made at the end of the Fund's fiscal year for tax purposes. Such adjustments are primarily due to wash sales):

        At March 31, 2007, the net unrealized appreciation on investments based on a cost of $168,702,102 for federal income tax purposes was as follows:

        Aggregate gross unrealized appreciation for all
         investments in which there is an excess of value
         over tax cost                                       $42,819,615
        Aggregate gross unrealized depreciation for all
         investments in which there is an excess of tax
         cost over value                                        (839,274)
                                                             -----------
        Net unrealized appreciation                          $41,980,341
                                                             ===========

Investments as of March 31, 2007 (Unaudited)


(b) All or a portion of this security was on loan at March 31, 2007. The Fund has entered into an agreement with State Street Bank and Trust Company ("State Street Bank"), as agent of the Fund, to lend securities to certain designated borrowers. The loans are collateralized with cash or securities in an amount equal to at least 105% or 102% of the market value of the loaned international or domestic securities, respectively, when the loan is initiated. Thereafter, the value of the collateral must remain at 102% of the market value of loaned securities for U.S. equities and U.S. corporate debt; at least 105% of the market value of loaned non-U.S. equities; and at least 100% of the market value of loaned securities for U.S. government securities, sovereign debt issued by non-U.S. governments and non-U.S. corporate debt. In the event that the market value of the collateral falls below the required percentages described above, the borrower will deliver additional collateral on the next business day. As with other extensions of credit, the Funds may bear the risk of loss with respect to the investment of the collateral. The Fund invests cash collateral in short-term investments, a portion of the income from which is remitted to the borrowers and the remainder allocated between the Fund and State Street Bank as lending agent. The market value of securities on loan to borrowers and the value of collateral held by the Fund with respect to such loans at March 31, 2007 were $36,717,893 and $38,352,766, respectively.

(c)     Non-income producing security.

(d) Fair valued security. At March 31, 2007, the value of this security was $2,787,249 or 1.6% of net assets.

(e)     Represents investments of security lending collateral.

(f) The Fund, through its custodian, receives delivery of the underlying securities collateralizing repurchase agreements. It is the Fund's policy that the market value of the collateral be at least equal to 102% of the repurchase price, including interest. The repurchase agreements are tri-party arrangements whereby the collateral is held at the custodian bank in a segregated account for the benefit of the Fund and on behalf of the counterparty. Repurchase agreements could involve certain risks in the event of default or insolvency of the counterparty including possible delays or restrictions upon the Fund's ability to dispose of the underlying securities.

ADR/GDR An American Depositary Receipt or Global Depositary Receipt is a certificate issued by a custodian bank representing the right to receive securities of the foreign issuer described. The values of ADRs and GDRs are significantly influenced by trading on exchanges not located in the United States.

144A Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registrations, normally to qualified institutional buyers. At the period end, the value of these amounted to $2,422,131 or 1.4% of net assets.

Holdings at March 31, 2007 as a Percentage of Net Assets (unaudited)

Banks                                    19.5%
Oil & Gas                                 6.2
Pharmaceuticals                           5.9
Telecommunications                        5.6
Food                                      4.3
Diversified Financial Services            4.2
Insurance                                 4.2
Semiconductors                            3.5
Media                                     3.3
Chemicals                                 3.3
Retail                                    3.1
Software                                  3.0
Auto Manufacturers                        2.7
Electrical Components & Equipment         2.6
Mining                                    2.4
Electric                                  2.3
Other, less than 2% each                 23.3

         IXIS Income Diversified Portfolio -- Portfolio of Investments

Investments as of March 31, 2007 (Unaudited)


Shares Description                                                   Value (+)
------ ------------------------------------------------------------  ----------
Common Stocks -- 44.3% of Net Assets
       Agriculture -- 0.3%
 7,182 Universal Corp.                                               $  440,616
                                                                     ----------
       Auto Manufacturers -- 0.1%
 6,200 General Motors Corp.(b)                                          189,968
                                                                     ----------
       Auto Parts & Equipment -- 0.1%
 6,193 Superior Industries International, Inc.(b)                       129,000
                                                                     ----------
       Banks -- 5.9%
 6,246 Associated Banc Corp.(b)                                         209,866
 8,167 Bank of America Corp.                                            416,680
 5,896 Bank of Hawaii Corp.                                             312,665
 4,338 Bank of New York Co., Inc.(b)                                    175,906
 7,136 BB&T Corp.                                                       292,719
 8,403 Citizens Banking Corp.(b)                                        186,210
 5,237 Colonial BancGroup, Inc.(b)                                      129,616
 7,812 Comerica, Inc.                                                   461,845
 4,955 Compass Bancshares, Inc.                                         340,904
10,086 F N B Corp.(b)                                                   169,949
 7,385 Fifth Third Bancorp(b)                                           285,726
 8,231 First Horizon National Corp.(b)                                  341,833
 9,398 FirstMerit Corp.(b)                                              198,392
 6,614 Fulton Financial Corp.(b)                                         96,101
 7,421 Huntington Bancshares, Inc.(b)                                   162,149
 6,977 KeyCorp                                                          261,428
 7,961 National City Corp.(b)                                           296,547
 5,847 PNC Financial Services Group, Inc.                               420,809
 6,474 Popular, Inc.(b)                                                 107,209
 6,193 Provident Bankshares Corp.(b)                                    203,502
 7,046 Regions Financial Corp.(b)                                       249,217
 7,965 Sky Financial Group, Inc.                                        213,940
 5,603 Suntrust Banks, Inc.(b)                                          465,273
 4,708 Synovus Financial Corp.(b)                                       152,257
 6,311 TCF Financial Corp.(b)                                           166,358
 7,180 U.S. Bancorp(b)                                                  251,085
 6,075 UnionBanCal Corp.(b)                                             385,277
 6,484 Valley National Bancorp(b)                                       163,721
 7,696 Wachovia Corp.                                                   423,665
 5,787 Wells Fargo & Co.                                                199,246
                                                                     ----------
                                                                      7,740,095
                                                                     ----------
       Beverages -- 0.2%
 4,908 Coca-Cola Co. (The)                                              235,584
                                                                     ----------
       Building Materials -- 0.1%
 5,761 Masco Corp.(b)                                                   157,851
                                                                     ----------
       Chemicals -- 1.4%
 7,027 Dow Chemical Co. (The)                                           322,258
 5,807 Eastman Chemical Co.(b)                                          367,757
 4,101 Lubrizol Corp.(b)                                                211,325
 6,512 Lyondell Chemical Co.(b)                                         195,165
 5,737 PPG Industries, Inc.(b)                                          403,368
 6,456 RPM International, Inc.                                          149,134
 5,081 Sensient Technologies Corp.(b)                                   130,988
                                                                     ----------
                                                                      1,779,995
                                                                     ----------
       Commercial Services -- 0.4%
 7,745 Deluxe Corp.(b)                                                  259,690
 5,317 R. R. Donnelley & Sons Co.(b)                                    194,549
                                                                     ----------
                                                                        454,239
                                                                     ----------
       Consumer Products -- 0.5%
 6,167 Briggs & Stratton Corp.(b)                                       190,252
 5,730 Kimberly-Clark Corp.                                             392,448
                                                                     ----------
                                                                        582,700
                                                                     ----------
       Distribution & Wholesale -- 0.2%
 5,303 Genuine Parts Co.(b)                                             259,847
                                                                     ----------
       Diversified Financial Services -- 0.6%
 7,246 Citigroup, Inc.                                                  372,010
 5,328 JPMorgan Chase & Co.                                             257,769
 4,564 Waddell & Reed Financial, Inc., Class A(b)                       106,432
                                                                     ----------
                                                                        736,211
                                                                     ----------
       Electric -- 3.3%
 6,977 Black Hills Corp.(b)                                             256,544
 6,685 Centerpoint Energy, Inc.(b)                                      119,929
 6,473 DPL, Inc.(b)                                                     201,246
 8,179 DTE Energy Co.(b)                                                391,774
 9,196 Duquesne Light Holdings, Inc.(b)                                 181,989
 9,159 Energy East Corp.(b)                                             223,113
 4,528 Entergy Corp.                                                    475,078
 4,803 Exelon Corp.                                                     330,014
 5,730 FirstEnergy Corp.(b)                                             379,555
 5,161 FPL Group, Inc.(b)                                               315,698
 4,885 Northeast Utilities(b)                                           160,082
 8,143 Pinnacle West Capital Corp.(b)                                   392,900
 5,388 PNM Resources, Inc.(b)                                           174,033
 5,867 PPL Corp.                                                        239,960
 7,596 SCANA Corp.                                                      327,919
 4,153 Unisource Energy Corp.(b)                                        155,945
                                                                     ----------
                                                                      4,325,779
                                                                     ----------
       Electrical Components & Equipment -- 0.3%
 9,449 Emerson Electric Co.                                             407,157
                                                                     ----------
       Environmental Control -- 0.1%
 4,546 Waste Management, Inc.                                           156,428
                                                                     ----------
       Food -- 0.3%
 4,526 General Mills, Inc.                                              263,504
 4,283 Sara Lee Corp.(b)                                                 72,468
                                                                     ----------
                                                                        335,972
                                                                     ----------
       Forest Products & Paper -- 0.1%
 5,614 Meadwestvaco Corp.                                               173,136
                                                                     ----------
       Gas -- 0.8%
 7,026 AGL Resources, Inc.                                              300,151
 7,035 Nicor, Inc.(b)                                                   340,635
 7,280 NiSource, Inc.(b)                                                177,923
 5,522 Oneok, Inc.(b)                                                   248,490
                                                                     ----------
                                                                      1,067,199
                                                                     ----------
       Home Construction -- 0.0%
   375 KB Home(b)                                                        16,001
                                                                     ----------
       Home Furnishings -- 0.1%
 6,781 La-Z-Boy, Inc.(b)                                                 83,949
                                                                     ----------
       Household Products & Wares -- 0.2%
 4,392 Avery Dennison Corp.                                             282,230
                                                                     ----------
       Insurance -- 1.0%
 7,714 Arthur J Gallagher & Co.(b)                                      218,538
 5,614 Cincinnati Financial Corp.                                       238,033
 6,102 Commerce Group, Inc.                                             183,304

Investments as of March 31, 2007 (Unaudited)

Shares Description                                                   Value (+)
------ -----------------------------------------------------------  -----------
       Insurance -- continued
 4,650 Lincoln National Corp.(b)                                    $   315,223
 6,496 Unitrin, Inc.                                                    305,767
                                                                    -----------
                                                                      1,260,865
                                                                    -----------
       Office & Business Equipment -- 0.2%
 5,312 Pitney Bowes, Inc.                                               241,112
                                                                    -----------
       Oil & Gas -- 0.3%
 5,411 Chevron Corp.(b)                                                 400,197
                                                                    -----------
       Packaging & Containers -- 0.1%
 4,632 Sonoco Products Co.                                              174,071
                                                                    -----------
       Pharmaceuticals -- 1.0%
 4,762 Abbott Laboratories                                              265,720
 8,498 Bristol-Myers Squibb Co.                                         235,904
 5,557 Eli Lilly & Co.                                                  298,466
 6,539 Merck & Co., Inc.                                                288,828
 6,905 Pfizer, Inc.                                                     174,420
                                                                    -----------
                                                                      1,263,338
                                                                    -----------
       Pipelines -- 0.5%
 6,421 Kinder Morgan, Inc.                                              683,515
                                                                    -----------
       Publishing -- 0.1%
 5,688 New York Times Co., Class A(b)                                   133,725
                                                                    -----------
       Real Estate Investment Trusts -- 24.5%
       REITs - Apartments -- 4.3%
 6,400 Apartment Investment & Management Co., Class A(b)                369,216
20,300 Archstone-Smith Trust(b)                                       1,101,884
 8,800 AvalonBay Communities, Inc.                                    1,144,000
12,300 Camden Property Trust(b)                                         864,813
32,900 Equity Residential(b)                                          1,586,767
 3,500 Home Properties, Inc.                                            184,835
13,500 UDR, Inc.(b)                                                     413,370
                                                                    -----------
                                                                      5,664,885
                                                                    -----------
       REITs - Diversified -- 1.1%
 8,200 BioMed Realty Trust, Inc.                                        215,660
10,200 Vornado Realty Trust                                           1,217,268
                                                                    -----------
                                                                      1,432,928
                                                                    -----------
       REITs - Healthcare -- 1.1%
 6,000 Health Care Property Investors, Inc.                             216,180
 8,000 Healthcare Realty Trust, Inc.(b)                                 298,400
20,000 Nationwide Health Properties, Inc.                               625,200
16,400 Omega Healthcare Investors, Inc.(b)                              281,260
                                                                    -----------
                                                                      1,421,040
                                                                    -----------
       REITs - Hotels -- 2.1%
10,600 Ashford Hospitality Trust(b)                                     126,564
19,000 Hilton Hotels Corp.(b)                                           683,240
 3,600 Hospitality Properties Trust                                     168,480
47,200 Host Hotels & Resorts, Inc.(b)                                 1,241,832
 7,000 Starwood Hotels & Resorts Worldwide, Inc.(b)                     453,950
                                                                    -----------
                                                                      2,674,066
                                                                    -----------
       REITs - Industrial -- 3.0%
12,400 AMB Property Corp.(b)                                            728,996
39,000 DCT Industrial Trust, Inc.(b)                                    461,370
 7,900 First Potomac Realty Trust(b)                                    225,703
20,600 Liberty Property Trust                                         1,003,632
18,400 ProLogis(b)                                                    1,194,712
 5,000 PS Business Parks, Inc.                                          352,600
                                                                    -----------
                                                                      3,967,013
                                                                    -----------
       REITs - Office -- 4.1%
16,300 Boston Properties, Inc.                                        1,913,620
20,300 Brandywine Realty Trust, Inc.(b)                                 678,223
20,300 Brookfield Properties Corp.                                      818,090
 7,700 Corporate Office Properties Trust(b)                             351,736
 4,200 Digital Realty Trust, Inc.                                       167,580
14,200 Highwoods Properties, Inc.(b)                                    560,758
30,000 HRPT Properties Trust                                            369,000
 6,800 Kilroy Realty Corp.(b)                                           501,500
                                                                    -----------
                                                                      5,360,507
                                                                    -----------
       REITs - Regional Malls -- 4.0%
13,800 General Growth Properties, Inc.(b)                               891,066
10,700 Macerich Co. (The)(b)                                            988,252
25,900 Simon Property Group, Inc.(b)                                  2,881,375
 8,900 Taubman Centers, Inc.(b)                                         516,111
                                                                    -----------
                                                                      5,276,804
                                                                    -----------
       REITs - Shopping Centers -- 2.9%
 9,900 Cedar Shopping Centers, Inc.(b)                                  160,380
19,000 Developers Diversified Realty Corp.(b)                         1,195,100
 9,000 Federal Realty Investment Trust(b)                               815,580
11,000 Kimco Realty Corp.(b)                                            536,140
 5,100 Kite Realty Group Trust(b)                                       101,745
11,500 Regency Centers Corp.(b)                                         960,825
                                                                    -----------
                                                                      3,769,770
                                                                    -----------
       REITs - Storage -- 1.3%
20,500 Extra Space Storage, Inc.                                        388,270
13,800 Public Storage, Inc.                                           1,306,446
                                                                    -----------
                                                                      1,694,716
                                                                    -----------
       REITs - Triple Net Lease -- 0.6%
 6,700 iStar Financial, Inc.                                            313,761
 7,200 Realty Income Corp.                                              203,040
13,800 Spirit Finance Corp.                                             205,620
                                                                    -----------
                                                                        722,421
                                                                    -----------
       Total Real Estate Investment Trusts                           31,984,150
                                                                    -----------
       Savings & Loans -- 0.8%
 5,840 Astoria Financial Corp.(b)                                       155,286
11,198 New York Community Bancorp, Inc.(b)                              196,973
 4,064 People's Bank(b)(c)                                              180,442
 6,468 Washington Federal, Inc.                                         151,739
 9,214 Washington Mutual, Inc.(b)                                       372,061
                                                                    -----------
                                                                      1,056,501
                                                                    -----------
       Telecommunications -- 0.2%
 6,976 AT&T, Inc.(b)                                                    275,064
                                                                    -----------
       Tobacco -- 0.5%
 7,872 Altria Group, Inc.                                               691,240
                                                                    -----------
       Toys, Games & Hobbies -- 0.1%
 5,415 Mattel, Inc.(b)                                                  149,291
                                                                    -----------
       Total Common Stocks
       (Identified Cost $54,653,488)                                 57,867,026
                                                                    -----------

Investments as of March 31, 2007 (Unaudited)

  Principal
 Amount (++)  Description                                            Value (+)
 -----------  -----------------------------------------------------  ----------
Bonds and Notes -- 48.0%
              Aerospace & Defense -- 0.6%
     $115,000 Bombardier, Inc.,
              7.350%, 12/22/2026 (CAD)                               $   98,863
      520,000 Bombardier, Inc., 144A,
              7.450%, 5/01/2034                                         488,800
      200,000 Embraer Overseas, Ltd., 144A,
              6.375%, 1/24/2017                                         203,000
                                                                     ----------
                                                                        790,663
                                                                     ----------
              Airlines -- 0.1%
        2,148 Continental Airlines, Inc., Series 1999-1, Class C,
              6.954%, 8/02/2009                                           2,137
       15,974 Continental Airlines, Inc., Series 2000-2, Class B,
              8.307%, 4/02/2018                                          16,653
      180,000 Qantas Airways, Ltd., 144A,
              6.050%, 4/15/2016                                         156,887
                                                                     ----------
                                                                        175,677
                                                                     ----------
              Auto Manufacturers -- 0.0%
       10,000 General Motors Corp.,
              8.375%, 7/15/2033(b)                                        8,975
                                                                     ----------
              Automotive -- 0.9%
      115,000 Cummins, Inc.,
              7.125%, 3/01/2028                                         119,259
       30,000 Ford Motor Co.,
              6.375%, 2/01/2029                                          21,375
       15,000 Ford Motor Co.,
              6.500%, 8/01/2018                                          11,963
      315,000 Ford Motor Co.,
              6.625%, 10/01/2028(b)                                     227,587
      725,000 Ford Motor Co.,
              7.450%, 7/16/2031(b)                                      560,969
       40,000 Goodyear Tire & Rubber Co.,
              7.000%, 3/15/2028                                          37,200
      105,000 Goodyear Tire & Rubber Co.,
              7.857%, 8/15/2011                                         109,856
       10,000 Goodyear Tire & Rubber Co.,
              9.000%, 7/01/2015                                          10,975
                                                                     ----------
                                                                      1,099,184
                                                                     ----------
              Banks -- 0.8%
  110,000,000 Barclays Financial LLC, 144A,
              4.060%, 9/16/2010 (KRW)                                   110,830
  300,000,000 Barclays Financial LLC, 144A,
              4.470%, 12/04/2011 (KRW)                                  317,475
  123,800,000 Barclays Financial LLC, 144A,
              4.670%, 3/23/2009 (KRW)(d)                                131,591
      700,000 HSBC Bank PLC, 144A, Zero Coupon, 4/18/2012 (MYR)         171,280
      437,254 HSBC Bank USA, 144A, Zero Coupon, 11/28/2011(d)           286,183
                                                                     ----------
                                                                      1,017,359
                                                                     ----------
              Beverages -- 0.1%
      175,000 Miller Brewing Co., 144A,
              5.500%, 8/15/2013                                         174,869
                                                                     ----------
              Brokerage -- 0.2%
3,339,258,780 JPMorgan Chase & Co., 144A, Zero Coupon, 4/12/2012
              (IDR)                                                     229,985
                                                                     ----------
              Building Materials -- 0.5%
      170,000 Masco Corp.,
              5.850%, 3/15/2017                                         167,230
      525,000 USG Corp., 144A,
              6.300%, 11/15/2016                                        528,716
                                                                     ----------
                                                                        695,946
                                                                     ----------
              Chemicals -- 0.2%
       45,000 Borden, Inc.,
              7.875%, 2/15/2023                                          38,362
       10,000 Borden, Inc.,
              8.375%, 4/15/2016                                           9,300
       25,000 Borden, Inc.,
              9.200%, 3/15/2021                                          23,813
      200,000 Hercules, Inc., Subordinated Note,
              6.500%, 6/30/2029                                         170,000
       55,000 Methanex Corp., Senior Note,
              6.000%, 8/15/2015                                          52,661
                                                                     ----------
                                                                        294,136
                                                                     ----------
              Commercial Services -- 0.2%
      235,000 R.R. Donnelley & Sons Co.,
              6.125%, 1/15/2017                                         235,912
                                                                     ----------
              Construction Machinery -- 0.4%
      150,000 Case Corp.,
              7.250%, 1/15/2016                                         156,750
      380,000 Joy Global, Inc.,
              6.625%, 11/15/2036                                        382,674
                                                                     ----------
                                                                        539,424
                                                                     ----------
              Consumer Products -- 0.0%
       20,000 Hasbro, Inc., Senior Debenture,
              6.600%, 7/15/2028                                          19,617
                                                                     ----------
              Distribution & Wholesale -- 0.3%
      345,000 Owens & Minor, Inc.,
              6.350%, 4/15/2016                                         347,817
                                                                     ----------
              Electric -- 1.0%
      450,000 Cleveland Electric Illuminating Co.,
              5.700%, 4/01/2017                                         447,293
       20,000 Dominion Resources, Inc., Senior Note,
              5.000%, 3/15/2013                                          19,518
       60,000 Dominion Resources, Inc., Senior Note, Series B,
              5.950%, 6/15/2035                                          58,310
       55,000 Dynegy Holdings, Inc.,
              7.125%, 5/15/2018                                          52,800
      100,000 Dynegy Holdings, Inc.,
              7.625%, 10/15/2026                                         97,000
      227,000 Exelon Generation Co., LLC,
              5.350%, 1/15/2014                                         220,083
      335,000 National Grid PLC,
              6.300%, 8/01/2016                                         349,843
       20,000 NGC Corp. Capital Trust I, Series B,
              8.316%, 6/01/2027                                          19,200

Investments as of March 31, 2007 (Unaudited)

 Principal
Amount (++)  Description                                            Value (+)
-----------  -----------------------------------------------------  ----------
             Electric -- continued
$     90,000 Toledo Edison Co.,
             6.150%, 5/15/2037                                      $   88,169
                                                                    ----------
                                                                     1,352,216
                                                                    ----------
             Entertainment -- 0.7%
     370,000 Time Warner, Inc.,
             6.500%, 11/15/2036                                        368,953
     425,000 Time Warner, Inc.,
             6.625%, 5/15/2029                                         430,098
      35,000 Time Warner, Inc.,
             6.950%, 1/15/2028                                          36,650
     100,000 Viacom, Inc., Senior Note,
             6.875%, 4/30/2036                                         100,798
                                                                    ----------
                                                                       936,499
                                                                    ----------
             Finance Other -- 1.5%
      65,000 Berkshire Hathaway Finance Corp.,
             4.125%, 1/15/2010                                          63,616
     595,000 Berkshire Hathaway Finance Corp.,
             4.850%, 1/15/2015                                         577,628
 110,000,000 SLM Corp., Series 35, (MTN),
             1.530%, 9/15/2011 (JPY)                                   933,557
     390,000 Western Union Co.,
             6.200%, 11/17/2036                                        370,266
                                                                    ----------
                                                                     1,945,067
                                                                    ----------
             Food -- 0.0%
      30,000 Sara Lee Corp.,
             6.125%, 11/01/2032(b)                                      27,729
                                                                    ----------
             Government Guaranteed -- 0.9%
 100,000,000 Development Bank of Japan,
             1.750%, 6/21/2010 (JPY)                                   869,672
   7,000,000 Kreditanstalt fuer Wiederaufbau,
             1.750%, 3/23/2010 (JPY)                                    60,799
   8,000,000 Kreditanstalt fuer Wiederaufbau,
             1.850%, 9/20/2010 (JPY)                                    69,800
  19,000,000 Oesterreichische Kontrollbank AG,
             1.800%, 3/22/2010 (JPY)                                   165,260
                                                                    ----------
                                                                     1,165,531
                                                                    ----------
             Government Sponsored -- 1.2%
     275,000 Federal Home Loan Mortgage Corp.,
             4.375%, 11/16/2007                                        273,604
     600,000 Federal Home Loan Mortgage Corp.,
             4.625%, 2/21/2008                                         597,587
  20,000,000 Federal National Mortgage Association,
             1.750%, 3/26/2008 (JPY)                                   171,538
     200,000 Federal National Mortgage Association,
             2.290%, 2/19/2009 (SGD)                                   129,987
     370,000 Federal National Mortgage Association,
             3.250%, 8/15/2008                                         361,786
                                                                    ----------
                                                                     1,534,502
                                                                    ----------
             Healthcare -- 0.5%
      15,000 HCA, Inc.,
             6.500%, 2/15/2016(b)                                       12,769
      25,000 HCA, Inc.,
             7.050%, 12/01/2027                                         19,832
       5,000 HCA, Inc.,
             7.500%, 12/15/2023                                          4,243
     410,000 HCA, Inc.,
             7.500%, 11/06/2033                                        349,525
     135,000 HCA, Inc.,
             7.580%, 9/15/2025                                         113,951
     160,000 HCA, Inc.,
             7.690%, 6/15/2025(b)                                      137,926
      30,000 HCA, Inc.,
             7.750%, 7/15/2036                                          25,418
      20,000 HCA, Inc.,
             8.360%, 4/15/2024                                          18,216
      10,000 WellPoint, Inc.,
             5.250%, 1/15/2016                                           9,820
                                                                    ----------
                                                                       691,700
                                                                    ----------
             Home Construction -- 0.8%
      45,000 Centex Corp.,
             5.250%, 6/15/2015                                          41,063
      50,000 DR Horton, Inc., Senior Note,
             5.250%, 2/15/2015                                          45,722
      25,000 DR Horton, Inc.,
             5.625%, 9/15/2014                                          23,762
      30,000 DR Horton, Inc., Guaranteed Note,
             5.625%, 1/15/2016                                          27,750
     240,000 K. Hovnanian Enterprises, Inc., Senior Note,
             6.250%, 1/15/2016                                         205,800
      10,000 K. Hovnanian Enterprises, Inc., Guaranteed Note,
             6.375%, 12/15/2014(b)                                       8,750
      25,000 K. Hovnanian Enterprises, Inc., Guaranteed Note,
             6.500%, 1/15/2014                                          22,375
      20,000 K. Hovnanian Enterprises, Inc.,
             7.500%, 5/15/2016                                          18,650
      30,000 KB Home, Senior Note,
             5.875%, 1/15/2015                                          26,475
     105,000 KB Home, Guaranteed Note,
             6.250%, 6/15/2015                                          94,106
     105,000 KB Home, Guaranteed Note,
             7.250%, 6/15/2018(b)                                       96,970
      55,000 Lennar Corp., Series B, Guaranteed Note,
             5.600%, 5/31/2015                                          51,734
      10,000 Pulte Homes, Inc.,
             5.200%, 2/15/2015                                           9,239
      80,000 Pulte Homes, Inc.,
             6.000%, 2/15/2035                                          71,356
     320,000 Pulte Homes, Inc.,
             6.375%, 5/15/2033                                         297,394
      25,000 Toll Brothers Financial Corp.,
             5.150%, 5/15/2015                                          22,603
                                                                    ----------
                                                                     1,063,749
                                                                    ----------
             Independent Energy -- 0.3%
     210,000 Chesapeake Energy Corp.,
             6.500%, 8/15/2017                                         207,375
     100,000 Chesapeake Energy Corp.,
             6.875%, 11/15/2020                                         99,500
     115,000 XTO Energy, Inc.,
             6.100%, 4/01/2036                                         111,359
                                                                    ----------
                                                                       418,234
                                                                    ----------

Investments as of March 31, 2007 (Unaudited)


 Principal
Amount (++)  Description                                           Value (+)
-----------  ----------------------------------------------------- ----------
             Industrial Conglomerates -- 0.2%
$    190,000 Stena AB, Senior Note,
             7.000%, 12/01/2016                                    $  188,100
                                                                   ----------
             Insurance -- 0.5%
     190,000 CIGNA Corp.,
             6.150%, 11/15/2036                                       188,287
      55,000 Fund American Cos., Inc.,
             5.875%, 5/15/2013                                         55,016
     465,000 White Mountains Re Group, 144A,
             6.375%, 3/20/2017                                        459,097
                                                                   ----------
                                                                      702,400
                                                                   ----------
             Leisure Time -- 0.0%
      35,000 Royal Caribbean Cruises Ltd.,
             7.500%, 10/15/2027                                        34,208
                                                                   ----------
             Media Cable -- 1.2%
   1,370,000 Comcast Corp.,
             5.650%, 6/15/2035                                      1,241,264
      65,000 Comcast Corp.,
             6.450%, 3/15/2037                                         65,074
      80,000 Comcast Corp.,
             6.500%, 11/15/2035(b)                                     80,606
     100,000 CSC Holdings, Inc., Senior Note,
             7.625%, 7/15/2018(b)                                     101,000
      75,000 Shaw Communications, Inc.,
             6.150%, 5/09/2016 (CAD)                                   67,160
                                                                   ----------
                                                                    1,555,104
                                                                   ----------
             Media Non-Cable -- 0.8%
     385,000 British Sky Broadcasting Finance PLC, 144A,
             6.500%, 10/15/2035                                       381,486
      80,000 Intelsat Corp.,
             6.875%, 1/15/2028                                         73,800
      83,738 Liberty Media LLC, Convertible,
             3.500%, 1/15/2031                                         81,959
     150,000 News America, Inc., 144A,
             6.150%, 3/01/2037                                        142,901
     380,000 News America, Inc.,
             6.200%, 12/15/2034(b)                                    368,581
                                                                   ----------
                                                                    1,048,727
                                                                   ----------
             Mining -- 0.1%
      30,000 Glencore Funding LLC, Guaranteed Note, 144A,
             6.000%, 4/15/2014                                         29,736
     125,000 Vale Overseas, Ltd.,
             6.875%, 11/21/2036                                       129,086
                                                                   ----------
                                                                      158,822
                                                                   ----------
             Municipal -- 0.0%
      50,000 Michigan Tobacco Settlement Finance Authority,
             Taxable Turbo Series A,
             7.309%, 6/01/2034                                         51,616
                                                                   ----------
             Non Captive Consumer -- 0.7%
      20,000 Capital One Bank,
             5.125%, 2/15/2014(b)                                      19,572
      65,000 Ford Motor Credit Co.,
             5.700%, 1/15/2010                                         62,222
     230,000 Ford Motor Credit Co.,
             8.000%, 12/15/2016                                       221,316
     800,000 General Electric Capital Corp., Series G, (MTN),
             3.485%, 3/08/2012 (SGD)                                  533,778
      60,000 General Electric Capital Corp., (MTN),
             4.750%, 9/15/2014                                         57,960
                                                                   ----------
                                                                      894,848
                                                                   ----------
             Oil & Gas -- 0.3%
      45,000 Anadarko Petroleum Corp.,
             6.450%, 9/15/2036                                         44,530
     410,000 Pioneer Natural Resources Co.,
             7.200%, 1/15/2028                                        390,025
                                                                   ----------
                                                                      434,555
                                                                   ----------
             Oil & Gas Services -- 0.3%
     390,000 Weatherford International, Ltd.,
             6.500%, 8/01/2036(b)                                     389,954
                                                                   ----------
             Packaging & Containers -- 0.0%
      30,000 Owens-Illinois, Inc., Senior Note,
             7.800%, 5/15/2018                                         30,675
                                                                   ----------
             Paper -- 0.8%
     110,000 Abitibi-Consolidated, Inc.,
             7.400%, 4/01/2018                                         94,050
      35,000 Abitibi-Consolidated, Inc.,
             7.500%, 4/01/2028                                         29,050
      15,000 Abitibi-Consolidated, Inc.,
             8.500%, 8/01/2029                                         13,050
      75,000 Abitibi-Consolidated, Inc.,
             8.850%, 8/01/2030                                         66,750
     115,000 Bowater, Inc.,
             6.500%, 6/15/2013                                        103,787
       5,000 Georgia-Pacific Corp.,
             7.250%, 6/01/2028                                          4,775
      25,000 Georgia-Pacific Corp.,
             7.375%, 12/01/2025                                        24,125
     185,000 Georgia-Pacific Corp.,
             7.750%, 11/15/2029                                       183,150
     400,000 Georgia-Pacific Corp.,
             8.000%, 1/15/2024                                        402,000
      95,000 Georgia-Pacific Corp.,
             8.875%, 5/15/2031                                        100,700
                                                                   ----------
                                                                    1,021,437
                                                                   ----------
             Pharmaceuticals -- 0.9%
     270,000 Elan Finance PLC, Senior Note,
             7.750%, 11/15/2011                                       265,275
     160,000 Elan Finance PLC, 144A,
             8.875%, 12/01/2013                                       162,600
       5,000 EPIX Pharmaceuticals, Inc., Senior Note, Convertible,
             3.000%, 6/15/2024                                          4,256
      80,000 Hospira, Inc.,
             6.050%, 3/30/2017                                         79,937
      10,000 Invitrogen Corp.,
             1.500%, 2/15/2024(b)                                       8,913
     100,000 Nektar Therapeutics,
             3.250%, 9/28/2012                                         96,625
     180,000 Teva Pharmaceutical Finance LLC,
             6.150%, 2/01/2036                                        173,612

Investments as of March 31, 2007 (Unaudited)

  Principal
 Amount (++)   Description                                           Value (+)
-----------    ----------------------------------------------------  ----------
               Pharmaceuticals -- continued
$  435,000     Valeant Pharmaceuticals International,
               Subordinated Note,
               4.000%, 11/15/2013                                    $  396,394
                                                                     ----------
                                                                      1,187,612
                                                                     ----------
               Pipelines -- 1.2%
    75,000     DCP Midstream LP, 144A,
               6.450%, 11/03/2036                                        76,283
   620,000     El Paso Corp.,
               6.950%, 6/01/2028                                        637,050
    25,000     El Paso Energy Corp., (MTN),
               7.750%, 1/15/2032(b)                                      27,625
   130,000     El Paso Natural Gas Co., 144A,
               5.950%, 4/15/2017                                        130,484
    10,000     K N Capital Trust III,
               7.630%, 4/15/2028                                          9,654
    20,000     Kinder Morgan Energy Partners, LP, Senior Note,
               5.000%, 12/15/2013(b)                                     19,354
   100,000     Kinder Morgan Energy Partners, LP, Senior Note,
               5.800%, 3/15/2035                                         92,233
    65,000     Kinder Morgan Finance Co. ULC, Guaranteed Note,
               5.700%, 1/05/2016                                         60,944
   205,000     Kinder Morgan Finance Co. ULC, Guaranteed Note,
               6.400%, 1/05/2036                                        183,564
    25,000     Kinder Morgan, Inc., Senior Note,
               5.150%, 3/01/2015                                         22,928
    35,000     ONEOK Partners LP,
               6.150%, 10/01/2016                                        35,782
    45,000     ONEOK Partners LP,
               6.650%, 10/01/2036                                        46,235
   125,000     Southern Natural Gas Co., 144A,
               5.900%, 4/01/2017                                        124,999
    50,000     Tennessee Gas Pipeline Co.,
               7.000%, 10/15/2028                                        53,533
    60,000     Transcontinental Gas Pipe Line Corp.,
               6.400%, 4/15/2016                                         61,875
                                                                     ----------
                                                                      1,582,543
                                                                     ----------
               Real Estate Investment Trusts -- 0.4%
    50,000     Archstone-Smith Trust,
               5.750%, 3/15/2016                                         50,687
    30,000     ERP Operating, LP,
               5.375%, 8/01/2016                                         29,767
    10,000     FelCor Lodging, LP, Senior Note,
               8.500%, 6/01/2011                                         10,712
   235,000     Highwoods Properties, Inc., 144A,
               5.850%, 3/15/2017                                        233,287
    95,000     Host Marriott, LP, Guaranteed Note, Series O,
               6.375%, 3/15/2015                                         94,287
    20,000     Simon Property Group, LP,
               4.875%, 8/15/2010                                         19,807
                                                                     ----------
                                                                        438,547
                                                                     ----------
               Retailers -- 0.8%
   275,000     CVS/Caremark Corp.,
               4.875%, 9/15/2014                                        265,040
    55,000     CVS/Caremark Corp., Senior Note,
               6.125%, 8/15/2016                                         56,875
   205,000     Dillard's, Inc., Class A,
               7.000%, 12/01/2028                                       186,550
    95,000     Federated Retail Holdings, Inc.,
               6.375%, 3/15/2037                                         92,339
   525,000     Toys R Us, Inc.,
               7.375%, 10/15/2018                                       451,500
     5,000     Toys R Us, Inc.,
               7.875%, 4/15/2013                                          4,613
                                                                     ----------
                                                                      1,056,917
                                                                     ----------
               Sovereigns -- 0.7%
    20,000(++) Mexican Fixed Rate Bonds, Series M-10,
               8.000%, 12/17/2015 (MXN)                                 185,990
    20,000(++) Mexican Fixed Rate Bonds, Series M-10,
               9.000%, 12/20/2012 (MXN)                                 193,835
   400,000     Republic of Brazil,
               12.500%, 1/05/2016 (BRL)                                 223,501
 2,290,000     Republic of South Africa,
               13.000%, 8/31/2010 (ZAR)                                 359,796
                                                                     ----------
                                                                        963,122
                                                                     ----------
               Supermarkets -- 0.6%
   355,000     Albertson's, Inc.,
               7.750%, 6/15/2026                                        359,518
   340,000     Albertson's, Inc., Senior Note,
               7.450%, 8/01/2029                                        334,469
    15,000     Albertson's, Inc., Senior Note,
               8.000%, 5/01/2031                                         15,288
    10,000     Albertson's, Inc., Senior Note,
               8.700%, 5/01/2030                                         10,818
    55,000     Albertson's, Inc., Series C, (MTN),
               6.625%, 6/01/2028                                         50,356
                                                                     ----------
                                                                        770,449
                                                                     ----------
               Supranational -- 0.7%
 1,000,000     European Investment Bank, 144A,
               4.600%, 1/30/2037 (CAD)                                  865,067
                                                                     ----------
               Technology -- 1.8%
    10,000     Affiliated Computer Services, Inc.,
               5.200%, 6/01/2015                                          9,384
    70,000     Arrow Electronics, Inc.,
               6.875%, 6/01/2018                                         73,183
    40,000     Avnet, Inc.,
               2.000%, 3/15/2034                                         47,750
   255,000     Avnet, Inc.,
               5.875%, 3/15/2014                                        253,226
    80,000     Avnet, Inc.,
               6.000%, 9/01/2015                                         79,319
    50,000     Corning, Inc.,
               5.900%, 3/15/2014                                         51,147
    75,000     Corning, Inc.,
               6.200%, 3/15/2016                                         77,068
   115,000     Corning, Inc.,
               6.850%, 3/01/2029                                        120,071
    65,000     Corning, Inc.,
               7.250%, 8/15/2036                                         68,518
   120,000     JDS Uniphase Corp., Convertible, Zero Coupon,
               11/15/2010                                               110,250

Investments as of March 31, 2007 (Unaudited)

 Principal
Amount (++) Description                                              Value (+)
----------- ------------------------------------------------------  -----------
            Technology -- continued
$   20,000  Kulicke & Soffa Industries, Inc., Convertible,
            0.500%, 11/30/2008                                      $    18,150
    15,000  Kulicke & Soffa Industries, Inc., Convertible,
            1.000%, 6/30/2010(b)                                         14,419
   595,000  Lucent Technologies, Inc.,
            6.450%, 3/15/2029                                           536,988
   390,000  Lucent Technologies, Inc.,
            6.500%, 1/15/2028                                           351,975
    75,000  Nortel Networks Corp., Convertible,
            4.250%, 9/01/2008                                            74,063
    25,000  Nortel Networks Corp.,
            6.875%, 9/01/2023                                            23,250
   140,000  Nortel Networks, Ltd., 144A,
            10.125%, 7/15/2013                                          153,650
    40,000  Northern Telecom Capital Corp.,
            7.875%, 6/15/2026                                            38,500
   170,000  Xerox Corp.,
            6.400%, 3/15/2016                                           174,849
                                                                    -----------
                                                                      2,275,760
                                                                    -----------
            Transportation -- 0.1%
    85,000  CSX Corp.,
            6.000%, 10/01/2036(b)                                        81,056
                                                                    -----------
            Treasuries -- 20.0%
   130,000  Canadian Government,
            5.750%, 6/01/2033 (CAD)                                     140,100
   560,858  U.S. Treasury Bond,
            2.000%, 1/15/2026(b)(e)                                     533,034
 1,850,043  U.S. Treasury Bond,
            2.375%, with various maturities to 2027(b)(e)(f)          1,865,813
 2,468,664  U.S. Treasury Bond,
            3.375%, 4/15/2032(e)                                      3,010,035
 1,250,000  U.S. Treasury Bond,
            4.500%, 2/15/2036(b)                                      1,178,515
 3,020,000  U.S. Treasury Bond,
            5.375%, 2/15/2031(b)                                      3,219,604
 1,394,211  U.S. Treasury Note,
            0.875%, 4/15/2010(b)(e)                                   1,348,082
   985,775  U.S. Treasury Note,
            1.625%, 1/15/2015(e)                                        946,344
 1,787,488  U.S. Treasury Note,
            1.875%, with various maturities to 2015(b)(e)(f)          1,755,742
 2,601,644  U.S. Treasury Note,
            2.000%, with various maturities to 2016(b)(e)(f)          2,573,807
   336,502  U.S. Treasury Note,
            2.375%, 4/15/2011(b)(e)                                     340,879
   461,012  U.S. Treasury Note,
            2.500%, 7/15/2016(e)                                        473,060
 1,007,477  U.S. Treasury Note,
            3.000%, 7/15/2012(b)(e)                                   1,056,040
   302,063  U.S. Treasury Note,
            3.375%, 1/15/2012(b)(e)                                     320,458
   459,345  U.S. Treasury Note,
            3.500%, 1/15/2011(b)(e)                                     484,986
   137,808  U.S. Treasury Note,
            3.625%, 1/15/2008(b)(e)                                     139,913
   487,479  U.S. Treasury Note,
            3.875%, 1/15/2009(b)(e)                                     505,283
 1,953,025  U.S. Treasury Note,
            4.250%, with various maturities to 2015(b)(e)(f)          1,974,516
 2,910,000  U.S. Treasury Note,
            4.625%, with various maturities to 2008(b)(e)(f)          2,907,101
 1,000,000  U.S. Treasury Note,
            5.000%, 7/31/2008                                         1,002,656
   760,000  U.S. Treasury STRIPS, Zero Coupon, 8/15/2019                417,599
                                                                    -----------
                                                                     26,193,567
                                                                    -----------
            Wireless -- 1.2%
 5,000,000  America Movil S.A. de C.V., Series L, 144A,
            8.460%, 12/18/2036 (MXN)                                    458,318
   225,000  Hanarotelecom, Inc., 144A,
            7.000%, 2/01/2012                                           228,094
   420,000  Nextel Communications, Inc., Series F,
            5.950%, 3/15/2014                                           413,200
   157,000  Sprint Capital Corp.,
            6.875%, 11/15/2028                                          156,354
   109,000  Sprint Nextel Corp.,
            6.000%, 12/01/2016                                          107,267
   175,000  True Move Co., Ltd., 144A,
            10.750%, 12/16/2013                                         178,062
                                                                    -----------
                                                                      1,541,295
                                                                    -----------
            Wirelines -- 3.5%
    25,000  AT&T Corp.,
            6.500%, 3/15/2029                                            24,595
    30,000  AT&T, Inc.,
            6.150%, 9/15/2034                                            29,526
   425,000  BellSouth Corp.,
            6.000%, 11/15/2034(b)                                       409,398
   475,000  Citizens Communications Co., 144A,
            7.125%, 3/15/2019                                           470,250
   340,000  Embarq Corp.,
            7.995%, 6/01/2036(b)                                        351,088
   100,000  Level 3 Communications, Inc.,
            2.875%, 7/15/2010(b)                                        111,750
     5,000  Level 3 Communications, Inc.,
            6.000%, 9/15/2009                                             4,831
   420,000  Level 3 Communications, Inc.,
            6.000%, 3/15/2010(b)                                        403,200
   105,000  Level 3 Financing, Inc., 144A,
            8.750%, 2/15/2017                                           105,787
   215,000  Qwest Capital Funding, Inc., Guaranteed Note,
            6.500%, 11/15/2018                                          202,369
   265,000  Qwest Capital Funding, Inc., Guaranteed Note,
            6.875%, 7/15/2028                                           250,425
    15,000  Qwest Capital Funding, Inc., Guaranteed Note,
            7.625%, 8/03/2021                                            15,075
   315,000  Qwest Capital Funding, Inc.,
            7.750%, 2/15/2031                                           312,637
   130,000  Qwest Corp.,
            6.875%, 9/15/2033(b)                                        125,450

Investments as of March 31, 2007 (Unaudited)

 Principal
Amount (++) Description                                             Value (+)
----------- ----------------------------------------------------  ------------
            Wirelines -- continued
  $ 325,000 Telefonica Emisiones SAU, Guaranteed Note,
            7.045%, 6/20/2036                                     $    347,064
    540,000 Telus Corp.,
            4.950%, 3/15/2017 (CAD)                                    459,737
    850,000 Verizon Communications, Inc.,
            6.250%, 4/01/2037                                          841,925
     85,000 Verizon Global Funding Corp., Senior Note,
            5.850%, 9/15/2035(b)                                        80,383
     30,000 Verizon Maryland, Inc., Series B, Senior Note,
            5.125%, 6/15/2033                                           25,032
     30,000 Verizon New York, Inc., Series B,
            7.375%, 4/01/2032                                           31,719
                                                                  ------------
                                                                     4,602,241
                                                                  ------------
            Total Bonds and Notes
            (Identified Cost $62,340,703)                           62,833,413
                                                                  ------------

  Shares
  ------
Preferred Stocks -- 0.2%
            Consumer Products -- 0.0%
        625 Newell Financial Trust I                                    30,547
                                                                  ------------
            Electric -- 0.1%
      1,225 AES Trust III, Convertible                                  61,544
                                                                  ------------
            Independent Energy -- 0.1%
      1,760 Chesapeake Energy Corp., Convertible                       191,400
                                                                  ------------
            Packaging & Containers -- 0.0%
        100 Owens-Illinois, Inc., Convertible                            3,830
                                                                  ------------
            Pipelines -- 0.0%
      1,150 El Paso Energy Capital Trust I, Convertible                 46,000
                                                                  ------------
            Total Preferred Stocks
            (Identified Cost $311,580)                                 333,321
                                                                  ------------

  Shares/
 Principal
  Amount
 ---------
Short-Term Investments -- 31.4%
 32,035,888 State Street Securities Lending Quality Trust(g)        32,035,888
$ 8,969,070 Tri-Party Repurchase Agreement with Fixed Income
            Clearing Corporation, dated 3/30/2007 at 4.250% to
            be repurchased at $8,972,247 on 4/02/2007,
            collateralized by $8,910,000 U.S. Treasury Note,
            4.875% due 5/31/2011 valued at $9,155,025, including
            accrued interest(h)                                      8,969,070
                                                                  ------------
            Total Short-Term Investments
            (Identified Cost $41,004,958)                           41,004,958
                                                                  ------------
            Value (+)
            Total Investments -- 123.9%
            (Identified Cost $158,310,729)(a)                      162,038,718
            Other assets less liabilities--(23.9)%                 (31,299,813)
                                                                  ------------
            Net Assets -- 100%                                    $130,738,905
                                                                  ============
--------
(++)    Principal amount is in USD unless otherwise noted.

(+) Equity securities, including closed-end investment companies and exchange-traded funds, for which market quotations are readily available are valued at market value, as reported by pricing services recommended by the investment adviser and the subadvisers and approved by the Board of Trustees. Such pricing services generally use the security's last sale price on the exchange or market where primarily traded or, if there is no reported sale during the day, the closing bid price. Securities traded on the NASDAQ Global Select Market, NASDAQ Global Market and NASDAQ Capital Market are valued at the NASDAQ Official Closing Price ("NOCP"), or if lacking a NOCP, at the most recent bid quotation on the applicable NASDAQ Market. Debt securities for which market quotations are readily available (other than short-term obligations purchased with an original or remaining maturity of sixty days or less) are generally valued at market price on the basis of valuations furnished to the Fund by a pricing service recommended by the investment adviser and the subadvisers and approved by the Board of Trustees, which service determines valuations for normal, institutional-size trading units of such securities using market information, transactions for comparable securities and various relationships between securities which are generally recognized by institutional traders. Broker-dealer bid quotations may also be used to value debt and equity securities where a pricing service does not price a security or where a pricing service does not provide a reliable price for the security. In instances where broker-dealer bid quotations are not available, certain securities held by the Funds may be valued on the basis of a price provided by a principal market maker. The prices provided by the principal market makers may differ from the value that would be realized if the securities were sold. Short-term obligations purchased with an original or remaining maturity of sixty days or less are valued at amortized cost, which approximates market value. Securities for which market quotations are not readily available are valued at fair value as determined in good faith by the Fund's subadvisers using consistently applied procedures under the general supervision of the Board of Trustees. Investments in other open-end investment companies are valued at the net asset value each day.

Investments as of March 31, 2007 (Unaudited)

        The Fund may hold securities traded in foreign markets. Foreign securities are valued at the market price in the foreign market. However, if events occurring after the close of the foreign market (but before the close of regular trading on the New York Stock Exchange) are believed to materially affect the value of those securities, such securities are fair valued pursuant to procedures approved by the Board of Trustees. When fair valuing securities, the Fund may, among other things, use modeling tools or other processes that may take into account factors such as securities market activity and/or significant events that occur after the close of the foreign market and before the Fund calculates its net asset value.

        In September 2006, Statement of Financial Accounting Standards No. 157, Fair Value Measurements ("SFAS 157"), was issued and is effective for fiscal years beginning after November 15, 2007. SFAS 157 defines fair value, establishes a framework for measuring fair value and expands disclosures about fair value measurements. Management is currently evaluating the impact, if any, the adoption of SFAS 157 will have on the Fund's financial statements.

        The books and records of the Fund are maintained in U.S. dollars. The value of securities, currencies and other assets and liabilities denominated in currencies other than U.S. dollars are translated into U.S. dollars based upon foreign exchange rates prevailing at the end of the period.

(++)    Amount shown represents units.

(a) Federal Tax Information (Amounts exclude certain adjustments made at the end of the Fund's fiscal year for tax purposes. Such adjustments are primarily due to wash sales and return of capital included in dividends received from the Portfolio's investments in REITs. Amortization of premium on debt securities is excluded for tax purposes.): At March 31, 2007, the net unrealized appreciation on investments based on a cost of $158,324,946 for federal income tax purposes was as follows:

        Aggregate gross unrealized appreciation for all
          investments in which there is an excess of value over
          tax cost                                                  $4,425,722
        Aggregate gross unrealized depreciation for all
          investments in which there is an excess of tax cost over
          value                                                       (711,950)
                                                                    ----------
        Net unrealized appreciation                                 $3,713,772
                                                                    ==========

(b) All or a portion of this security was on loan at March 31, 2007. The Fund has entered into an agreement with State Street Bank and Trust Company ("State Street Bank"), as agent of the Fund, to lend securities to certain designated borrowers. The loans are collateralized with cash or securities in an amount equal to at least 105% or 102% of the market value of the loaned international or domestic securities, respectively, when the loan is initiated. Thereafter, the value of the collateral must remain at 102% of the market value of loaned securities for U.S. equities and U.S. corporate debt; at least 105% of the market value of loaned non-U.S. equities; and at least 100% of the market value of loaned securities for U.S. government securities, sovereign debt issued by non-U.S. governments and non-U.S. corporate debt. In the event that the market value of the collateral falls below the required percentages described above, the borrower will deliver additional collateral on the next business day. As with other extensions of credit, the Funds may bear the risk of loss with respect to the investment of the collateral. The Fund invests cash collateral in short-term investments, a portion of the income from which is remitted to the borrowers and the remainder allocated between the Fund and State Street Bank as lending agent. The market value of securities on loan to borrowers and the value of collateral held by the Fund with respect to such loans at March 31, 2007 were $31,401,782 and $32,035,888, respectively

(c)     Non-income producing security.

(d) Variable rate security whose interest rate varies with changes in a designated base rate (such as the prime interest rate) on a specified date (such as coupon date or interest payment date).

(e)     Treasury Inflation Protected Security (TIPS).

(f) All separate investments in United States Treasury Notes and Bonds which have the same coupon rate have been aggregated for the purpose of presentation in the Portfolio of Investments.

(g)     Represents investment of securities lending collateral.

(h) The Fund, through its custodian, receives delivery of the underlying securities collateralizing repurchase agreements. It is the Fund's policy that the market value of the collateral be at least equal to 102% of the repurchase price, including interest. The repurchase agreements are tri-party arrangements whereby the collateral is held at the custodian bank in a segregated account for the benefit of the Fund and on behalf of the counterparty. Repurchase agreements could involve certain risks in the event of default or insolvency of the counterparty including possible delays or restrictions upon the Fund's ability to dispose of the underlying securities.

144A Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registrations, normally to qualified institutional buyers. At the period end, the value of these amounted to $6,999,717 or 5.4% of net assets.

Investments as of March 31, 2007 (Unaudited)

MTN     Medium Term Note
REITs   Real Estate Investment Trusts
STRIPS  Separate Trading of Registered Interest and Principal of Securities
BRL     Brazilian Real
CAD     Canadian Dollar
IDR     Indonesian Rupiah
JPY     Japanese Yen
KRW     South Korean Won
MXN     Mexican Peso
MYR     Malaysian Ringgit
SGD     Singapore Dollar
ZAR     South African Rand

Holdings at March 31, 2007 as a Percentage of Net Assets (Unaudited)

Treasuries                               20.0%
Banks                                     6.7
Electric                                  4.4
REITs - Apartments                        4.3
REITs - Office                            4.1
REITs - Regional Malls                    4.0
Wirelines                                 3.5
REITs - Industrial                        3.0
REITs - Shopping Centers                  2.9
REITs - Hotels                            2.1
Other, Less than 2% each                 37.5

          IXIS U.S. Diversified Portfolio -- Portfolio of Investments

Investments as of March 31, 2007 (Unaudited)

Shares  Description                                                  Value (+)
------  ----------------------------------------------------------  -----------
Common Stocks -- 98.7% of Net Assets
        Advertising -- 0.5%
 14,970 Focus Media Holding Ltd., ADR(b)                            $ 1,174,546
  2,200 Interpublic Group of Cos., Inc. (The)(b)(c)                      27,082
 30,995 Lamar Advertising Co., Class A(c)                             1,951,755
                                                                    -----------
                                                                      3,153,383
                                                                    -----------
        Aerospace & Defense -- 2.5%
 93,185 BE Aerospace, Inc.(b)                                         2,953,964
 56,100 Honeywell International, Inc.                                 2,583,966
 24,400 Lockheed Martin Corp.                                         2,367,288
 65,700 Raytheon Co.                                                  3,446,622
 36,150 Rockwell Collins, Inc.                                        2,419,520
 25,000 United Technologies Corp.                                     1,625,000
                                                                    -----------
                                                                     15,396,360
                                                                    -----------
        Agriculture -- 0.6%
 22,445 Bunge, Ltd.(c)                                                1,845,428
 30,600 Monsanto Co.                                                  1,681,776
                                                                    -----------
                                                                      3,527,204
                                                                    -----------
        Apparel -- 2.0%
107,095 Coach, Inc.(b)                                                5,360,105
 65,840 Guess ?, Inc.                                                 2,665,862
 62,765 Hanesbrands, Inc.(b)(c)                                       1,844,663
 23,500 Polo Ralph Lauren Corp.                                       2,071,525
                                                                    -----------
                                                                     11,942,155
                                                                    -----------
        Athletic Footwear -- 0.8%
 45,900 NIKE, Inc., Class B                                           4,877,334
                                                                    -----------
        Banks -- 2.7%
 55,200 BOK Financial Corp.(c)                                        2,734,056
131,000 Colonial BancGroup, Inc.                                      3,242,250
 78,522 Dearborn Bancorp, Inc.(b)                                     1,371,779
 67,925 East West Bancorp, Inc.                                       2,497,602
 77,700 Mellon Financial Corp.                                        3,351,978
 23,500 State Street Corp.                                            1,521,625
159,500 Superior Bancorp(b)(c)                                        1,722,600
                                                                    -----------
                                                                     16,441,890
                                                                    -----------
        Beverages -- 0.9%
 37,200 Coca-Cola Co. (The)                                           1,785,600
 22,100 Diageo PLC, Sponsored ADR                                     1,788,995
 29,700 PepsiCo, Inc.                                                 1,887,732
                                                                    -----------
                                                                      5,462,327
                                                                    -----------
        Biotechnology -- 0.7%
 35,400 Celgene Corp.(b)                                              1,857,084
 31,100 Genentech, Inc.(b)                                            2,553,932
                                                                      4,411,016
        Building Materials -- 1.9%
 75,782 Armstrong World Industries, Inc.(b)(c)                        3,853,515
145,585 Comfort Systems USA, Inc.                                     1,744,108
102,468 Owens Corning, Inc.(b)(c)                                     3,264,630
 30,917 Texas Industries, Inc.(c)                                     2,335,161
                                                                    -----------
                                                                     11,197,414
                                                                    -----------
        Chemicals -- 2.1%
 19,700 Air Products & Chemicals, Inc.                                1,457,012
 51,775 Airgas, Inc.                                                  2,182,316
141,925 Chemtura Corp.                                                1,551,240
 45,460 Cytec Industries, Inc.                                        2,556,671
 77,800 Dow Chemical Co. (The)                                        3,567,908
 23,300 Praxair, Inc.                                                 1,466,968
                                                                    -----------
                                                                     12,782,115
                                                                    -----------
        Commercial Services -- 4.0%
 43,725 Avis Budget Group, Inc.(b)                                    1,194,567
 35,634 Corrections Corp. of America(b)                               1,881,832
150,427 Exponent, Inc.(b)(c)                                          3,001,019
 97,386 Interactive Data Corp.                                        2,410,304
                                                                    -----------
155,439 Live Nation, Inc.(b)                                          3,428,984
                                                                    -----------
 30,216 New Oriental Education & Technology Group,
        Inc., Sponsored ADR(b)                                        1,224,654
 37,334 R.H. Donnelley Corp.(b)(c)                                    2,646,608
 95,375 Rent-A-Center, Inc.(b)(c)                                     2,668,592
 29,626 Sotheby's(c)                                                  1,317,764
 69,211 TeleTech Holdings, Inc.(b)(c)                                 2,539,352
 71,873 Wright Express Corp.(b)                                       2,179,908
                                                                    -----------
                                                                     24,493,584
                                                                    -----------
        Computers -- 4.3%
 12,300 Apple, Inc.(b)                                                1,142,793
 58,419 Cognizant Technology Solutions Corp.(b)                       5,156,645
301,800 Dell, Inc.(b)                                                 7,004,778
158,900 EMC Corp.(b)                                                  2,200,765
168,600 Hewlett-Packard Co.                                           6,767,604
 22,800 Seagate Technology                                              531,240
545,900 Sun Microsystems, Inc.(b)                                     3,280,859
                                                                    -----------
                                                                     26,084,684
                                                                    -----------
        Cosmetics & Personal Care -- 1.0%
154,386 Alberto-Culver Co.                                            3,532,352
 44,000 Procter & Gamble Co.                                          2,779,040
                                                                    -----------
                                                                      6,311,392
                                                                    -----------
        Diversified Financial Services -- 8.2%
 84,900 American Express Co.                                          4,788,360
166,070 Broadridge Financial Solutions, Inc.(b)                       3,271,579
 34,600 Capital One Financial Corp.                                   2,610,916
 89,800 Charles Schwab Corp. (The)                                    1,642,442
  7,875 Chicago Mercantile Exchange Holdings, Inc.(c)                 4,193,122
 90,000 Citigroup, Inc.                                               4,620,600
 13,800 Franklin Resources, Inc.                                      1,667,454
 18,824 GFI Group, Inc.(b)(c)                                         1,279,467
 22,061 IntercontinentalExchange, Inc.(b)                             2,696,075
164,600 JPMorgan Chase & Co.                                          7,963,348
 41,300 Lazard, Ltd., Class A                                         2,072,434
 88,000 Morgan Stanley                                                6,930,880
 63,650 National Financial Partners Corp.(c)                          2,985,822
 29,360 Nuveen Investments, Inc., Class A(c)                          1,388,728
  9,900 Nymex Holdings, Inc.(b)                                       1,344,024
                                                                    -----------
                                                                     49,455,251
                                                                    -----------
        Electric -- 3.3%
104,350 AES Corp. (The)(b)                                            2,245,612
 53,516 Allete, Inc.(c)                                               2,494,916
155,434 CMS Energy Corp.                                              2,766,725
 61,257 DTE Energy Co.(c)                                             2,934,211
 58,780 MDU Resources Group, Inc.                                     1,689,337
 76,600 NRG Energy, Inc.(b)(c)                                        5,518,264

Investments as of March 31, 2007 (Unaudited)

Shares  Description                                                  Value (+)
------  ----------------------------------------------------------  -----------
        Electric -- continued
 79,850 Portland General Electric Co.(c)                            $ 2,331,620
                                                                    -----------
                                                                     19,980,685
                                                                    -----------
        Electrical Components & Equipment -- 1.3%
 70,267 AMETEK, Inc.                                                  2,427,022
 41,200 Emerson Electric Co.                                          1,775,308
 65,350 General Cable Corp.(b)                                        3,491,651
                                                                    -----------
                                                                      7,693,981
                                                                    -----------
        Electronics -- 2.1%
 51,197 Amphenol Corp., Class A                                       3,305,790
 89,496 Avnet, Inc.(b)                                                3,234,385
 43,350 Mettler-Toledo International, Inc.(b)                         3,882,860
104,575 PerkinElmer, Inc.                                             2,532,807
                                                                    -----------
                                                                     12,955,842
                                                                    -----------
        Engineering & Construction -- 1.0%
  8,700 Fluor Corp.                                                     780,564
 14,000 Jacobs Engineering Group, Inc.(b)                               653,100
 48,435 KBR, Inc.(b)(c)                                                 985,652
 37,255 McDermott International, Inc.(b)                              1,824,750
 28,375 Washington Group International, Inc.(b)(c)                    1,884,668
                                                                    -----------
                                                                      6,128,734
                                                                    -----------
        Entertainment -- 0.2%
 24,100 International Game Technology                                   973,158
                                                                    -----------
        Environmental Control -- 0.6%
 36,100 Nalco Holding Co.(b)                                            862,790
 35,350 Stericycle, Inc.(b)(c)                                        2,881,025
                                                                    -----------
                                                                      3,743,815
                                                                    -----------
        Food -- 0.6%
 32,284 Spartan Stores, Inc.                                            865,211
166,500 Winn-Dixie Stores, Inc.(b)                                    2,938,725
                                                                    -----------
                                                                      3,803,936
                                                                    -----------
        Forest Products & Paper -- 0.9%
240,995 Domtar Corp.(b)                                               2,243,663
 63,244 Potlatch Corp.(c)                                             2,895,310
                                                                    -----------
                                                                      5,138,973
                                                                    -----------
        Gas -- 0.9%
 35,448 Oneok, Inc.                                                   1,595,160
141,850 UGI Corp.                                                     3,788,813
                                                                    -----------
                                                                      5,383,973
                                                                    -----------
        Health Care - Capital Equipment -- 0.4%
 55,000 Thermo Fisher Scientific, Inc.(b)                             2,571,250
                                                                    -----------
        Health Care - Products -- 2.1%
 12,900 Alcon, Inc.                                                   1,700,478
 52,355 Beckman Coulter, Inc.                                         3,344,961
 46,775 Hologic, Inc.(b)                                              2,696,111
  5,900 Intuitive Surgical, Inc.(b)(c)                                  717,263
 72,300 Medtronic, Inc.                                               3,547,038
 12,100 Varian Medical Systems, Inc.(b)(c)                              577,049
                                                                    -----------
                                                                     12,582,900
                                                                    -----------
        Health Care - Services -- 0.9%
 10,600 Covance, Inc.(b)                                                629,004
 49,988 Omnicare, Inc.(c)                                             1,988,023
 63,843 Psychiatric Solutions, Inc.(b)                                2,573,511
                                                                    -----------
                                                                      5,190,538
                                                                    -----------
        Home Builders -- 0.7%
 46,493 Coachmen Industries, Inc.                                       489,571
 26,600 Lennar Corp., Class A                                         1,122,786
 51,900 Pulte Homes, Inc.                                             1,373,274
 44,900 Winnebago Industries(c)                                       1,509,987
                                                                    -----------
                                                                      4,495,618
                                                                    -----------
        Household Products & Wares -- 1.7%
 57,615 Church & Dwight Co., Inc.(c)                                  2,900,915
 39,900 Fortune Brands, Inc.                                          3,144,918
165,550 Fossil, Inc.(b)(c)                                            4,382,109
                                                                    -----------
                                                                     10,427,942
                                                                    -----------
        Insurance -- 2.7%
 34,600 Aflac, Inc.                                                   1,628,276
210,358 AmCOMP, Inc.(b)                                               2,032,058
 24,800 American International Group, Inc.                            1,667,056
 58,695 Assurant, Inc.(c)                                             3,147,813
100,315 Employers Holdings, Inc.(b)                                   2,008,306
 25,175 Navigators Group, Inc.(b)                                     1,263,030
117,000 Progressive Corp.                                             2,552,940
 53,750 United Fire & Casualty Co.(c)                                 1,888,238
                                                                    -----------
                                                                     16,187,717
                                                                    -----------
        Internet -- 2.5%
 84,900 Akamai Technologies, Inc.(b)(c)                               4,238,208
 19,200 Ctrip.com International, Ltd., ADR(b)(c)                      1,286,112
 24,392 Equinix, Inc.(b)(c)                                           2,088,687
  6,500 Google, Inc., Class A(b)                                      2,978,040
 66,300 McAfee, Inc.(b)                                               1,928,004
 55,083 NetRatings, Inc.(b)(c)                                        1,145,726
 47,200 Yahoo!, Inc.(b)                                               1,476,888
                                                                    -----------
                                                                     15,141,665
                                                                    -----------
        Iron & Steel -- 0.2%
 22,540 Chaparral Steel Co.                                           1,311,152
                                                                    -----------
        Leisure Time -- 1.5%
122,900 Carnival Corp.                                                5,759,094
 60,600 Harley-Davidson, Inc.(c)                                      3,560,250
                                                                    -----------
                                                                      9,319,344
                                                                    -----------
        Lodging & Gaming -- 1.2%
141,238 Wyndham Worldwide Corp.(b)                                    4,823,278
 28,450 Wynn Resorts, Ltd.(c)                                         2,698,767
                                                                    -----------
                                                                      7,522,045
                                                                    -----------
        Machinery - Diversified -- 1.5%
 49,558 AGCO Corp.(b)                                                 1,832,159
 91,310 Albany International Corp., Class A(c)                        3,281,682
 14,200 Textron, Inc.                                                 1,275,160
 80,500 Wabtec Corp.                                                  2,776,445
                                                                    -----------
                                                                      9,165,446
                                                                    -----------
        Manufacturing -- 2.8%
 71,895 Actuant Corp., Class A(c)                                     3,652,985
106,800 General Electric Co.                                          3,776,448
 34,302 Roper Industries, Inc.                                        1,882,494

Investments as of March 31, 2007 (Unaudited)

Shares  Description                                                  Value (+)
------  ----------------------------------------------------------  -----------
        Manufacturing -- continued
240,000 Tyco International, Ltd.                                    $ 7,572,000
                                                                    -----------
                                                                     16,883,927
                                                                    -----------
        Media -- 4.8%
 62,700 Comcast Corp., Class A(b)                                     1,627,065
 89,850 Idearc, Inc.(c)                                               3,153,735
 30,305 Liberty Media Corp. - Capital, Series A(b)                    3,351,430
 61,050 Rogers Communications, Inc., Class B                          1,999,998
357,000 Time Warner, Inc.                                             7,040,040
187,900 Viacom, Inc., Class B(b)                                      7,724,569
113,500 Walt Disney Co. (The)                                         3,907,805
                                                                    -----------
                                                                     28,804,642
                                                                    -----------
        Metal Fabricate & Hardware -- 0.8%
 55,070 Mueller Water Products, Inc., Class A(c)                        760,516
 40,055 Precision Castparts Corp.                                     4,167,723
                                                                    -----------
                                                                      4,928,239
                                                                    -----------
        Metals -- 0.6%
 34,775 Allegheny Technologies, Inc.(c)                               3,710,145
                                                                    -----------
        Mining -- 0.5%
211,231 Yamana Gold, Inc.(c)                                          3,033,277
                                                                    -----------
        Office & Business Equipment -- 0.3%
104,700 Xerox Corp.(b)                                                1,768,383
                                                                    -----------
        Office Furnishings -- 0.3%
115,071 Interface, Inc., Class A                                      1,839,985
                                                                    -----------
        Oil & Gas -- 0.7%
 38,000 ExxonMobil Corp.                                              2,867,100
 15,000 Transocean, Inc.(b)                                           1,225,500
                                                                    -----------
                                                                      4,092,600
                                                                    -----------
        Oil & Gas Services -- 3.6%
 16,200 Baker Hughes, Inc.                                            1,071,306
 10,500 Cameron International Corp.(b)                                  659,295
 28,150 Dril-Quip, Inc.(b)(c)                                         1,218,332
  9,700 FMC Technologies, Inc.(b)(c)                                    676,672
 27,900 Grant Prideco, Inc.(b)(c)                                     1,390,536
 37,100 Halliburton Co.                                               1,177,554
146,391 Helix Energy Solutions Group, Inc.(b)(c)                      5,458,920
 21,200 National Oilwell Varco, Inc.(b)                               1,649,148
 25,000 Noble Corp.                                                   1,967,000
 31,120 Oceaneering International, Inc.(b)                            1,310,775
 28,300 Schlumberger, Ltd.                                            1,955,530
 28,450 Universal Compression Holdings, Inc.(b)                       1,925,496
 26,600 Weatherford International, Ltd.(b)                            1,199,660
                                                                    -----------
                                                                     21,660,224
                                                                    -----------
        Pharmaceuticals -- 2.2%
 18,700 Gilead Sciences, Inc.(b)                                      1,430,550
 84,735 Hospira, Inc.(b)                                              3,465,661
 10,400 Novartis AG, ADR                                                568,152
 19,300 Novartis AG, (CHF) (d)                                        1,063,037
  6,700 Roche Holding AG, (CHF)                                       1,185,450
109,200 Schering-Plough Corp.                                         2,785,692
 29,954 Shire PLC, ADR                                                1,854,153
 38,718 Theravance, Inc.(b)(c)                                        1,142,181
                                                                    -----------
                                                                     13,494,876
                                                                    -----------
        Pipelines -- 0.3%
 22,675 Questar Corp.(c)                                              2,022,837
                                                                    -----------
        Real Estate -- 1.0%
 48,925 CB Richard Ellis Group, Inc., Class A(b)(c)                   1,672,256
 25,125 Jones Lang LaSalle, Inc.                                      2,620,035
 69,183 Realogy Corp.(b)(c)                                           2,048,509
                                                                    -----------
                                                                      6,340,800
                                                                    -----------
        REITs - Financial Services -- 0.3%
 41,320 CBL & Associates Properties, Inc.(c)                          1,852,789
                                                                    -----------
        REITs - Shopping Centers -- 0.6%
 59,901 Developers Diversified Realty Corp.(c)                        3,767,773
                                                                    -----------
        Restaurants -- 1.9%
236,800 McDonald's Corp.                                             10,667,840
 13,900 Yum! Brands, Inc.                                               802,864
                                                                    -----------
                                                                     11,470,704
                                                                    -----------
        Retail -- 4.6%
 78,150 CEC Entertainment, Inc.(b)                                    3,246,351
 71,150 GameStop Corp., Class A(b)                                    2,317,355
120,300 Home Depot, Inc.                                              4,419,822
 13,500 J.C. Penney Co., Inc.                                         1,109,160
 68,600 Limited Brands, Inc.                                          1,787,716
 24,200 Nordstrom, Inc.                                               1,281,148
 40,608 PetSmart, Inc.                                                1,338,440
177,870 Pier 1 Imports, Inc.(c)                                       1,229,082
 50,450 Staples, Inc.                                                 1,303,628
 97,600 Starbucks Corp.(b)                                            3,060,736
 17,800 Target Corp.                                                  1,054,828
123,200 Wal-Mart Stores, Inc.                                         5,784,240
                                                                    -----------
                                                                     27,932,506
                                                                    -----------
        Savings & Loans -- 0.7%
101,000 Washington Mutual, Inc.(c)                                    4,078,380
                                                                    -----------
        Semiconductors -- 3.1%
447,900 Intel Corp.                                                   8,568,327
 49,850 MEMC Electronic Materials, Inc.(b)                            3,019,913
 23,600 NVIDIA Corp.(b)                                                 679,208
284,735 ON Semiconductor Corp.(b)(c)                                  2,539,836
123,600 Texas Instruments, Inc.                                       3,720,360
                                                                    -----------
                                                                     18,527,644
                                                                    -----------
        Software -- 3.4%
 28,500 Adobe Systems, Inc.(b)                                        1,188,450
 45,849 Autodesk, Inc.(b)                                             1,723,922
 21,155 Dun & Bradstreet Corp.                                        1,929,336
 23,600 Electronic Arts, Inc.(b)                                      1,188,496
 76,787 Fidelity National Information Services, Inc.                  3,490,737
 28,600 Infosys Technologies, Ltd., Sponsored ADR                     1,437,150
101,600 Oracle Corp.(b)                                               1,842,008
 62,550 Salesforce.com, Inc.(b)(c)                                    2,678,391
 48,200 Satyam Computer Services, Ltd.(c)                             1,094,140
 80,175 Sybase, Inc.(b)                                               2,026,824

Investments as of March 31, 2007 (Unaudited)

  Shares    Description                                            Value (+)
  ------    ---------------------------------------------------  -------------
            Software -- continued
     46,620 VeriFone Holdings, Inc.(b)(c)                        $   1,712,353
                                                                 -------------
                                                                    20,311,807
                                                                 -------------
            Telecommunications -- 5.1%
     48,675 American Tower Corp., Class A(b)                         1,895,891
    138,400 Cisco Systems, Inc.(b)                                   3,533,352
     54,300 Corning, Inc.(b)                                         1,234,782
     51,538 Embarq Corp.                                             2,904,166
     30,957 Harris Corp.                                             1,577,259
     28,057 Leap Wireless International, Inc.(b)                     1,851,201
     43,458 Millicom International Cellular SA(b)(c)                 3,405,369
     55,490 NII Holdings, Inc., Class B(b)                           4,116,248
     45,100 QUALCOMM, Inc.                                           1,923,966
    361,300 Sprint Nextel Corp.                                      6,850,248
     19,463 Vimpel-Communications, Sponsored ADR(b)                  1,845,871
                                                                 -------------
                                                                    31,138,353
                                                                 -------------
            Tobacco -- 0.2%
     12,500 Altria Group, Inc.                                       1,097,625
                                                                 -------------
            Transportation -- 2.3%
     16,000 FedEx Corp.                                              1,718,880
    106,440 Laidlaw International, Inc.                              3,682,824
     81,500 Union Pacific Corp.                                      8,276,325
                                                                 -------------
                                                                    13,678,029
                                                                 -------------
            Water -- 0.1%
     17,772 Connecticut Water Service, Inc.(c)                         427,417
                                                                 -------------
            Total Common Stocks
            (Identified Cost $488,432,418)                         598,117,785
                                                                 -------------

  Shares/
 Principal
  Amount
 ---------
Short-Term Investments -- 19.2%
109,104,054 State Street Securities Lending Quality Trust(e)       109,104,054
$ 7,280,300 Tri-Party Repurchase Agreement with Fixed Income
            Clearing Corporation, dated 3/30/2007 at 4.250% to
            be repurchased at $7,282,878 on 4/02/2007,
            collateralized by $7,240,000 U.S. Treasury Note,
            4.875% due 5/31/2011 valued at $7,439,100,
            including accrued interest(f)                            7,280,300
                                                                 -------------
            Total Short-Term Investments
            (Identified Cost $116,384,354)                         116,384,354
                                                                 -------------
            Total Investments -- 117.9%
            (Identified Cost $604,816,772)(a)                      714,502,139
            Other assets less liabilities--(17.9)%                (108,539,552)
                                                                 -------------
            Net Assets -- 100%                                   $ 605,962,587
                                                                 =============
--------
(+) Equity securities, including closed-end investment companies and exchange-traded funds, for which market quotations are readily available are valued at market value, as reported by pricing services recommended by the investment adviser and the subadvisers and approved by the Board of Trustees. Such pricing services generally use the security's last sale price on the exchange or market where primarily traded or, if there is no reported sale during the day, the closing bid price. Securities traded on the NASDAQ Global Select Market, NASDAQ Global Market and NASDAQ Capital Market are valued at the NASDAQ Official Closing Price ("NOCP"), or if lacking a NOCP, at the most recent bid quotation on the applicable NASDAQ Market. Debt securities for which market quotations are readily available (other than short-term obligations purchased with an original or remaining maturity of sixty days or less) are generally valued at market price on the basis of valuations furnished to the Fund by a pricing service recommended by the investment adviser and the subadvisers and approved by the Board of Trustees, which service determines valuations for normal, institutional-size trading units of such securities using market information, transactions for comparable securities and various relationships between securities which are generally recognized by institutional traders. Broker-dealer bid quotations may also be used to value debt and equity securities where a pricing service does not price a security or where a pricing service does not provide a reliable price for the security. Short-term obligations purchased with an original or remaining maturity of sixty days or less are valued at amortized cost, which approximates market value. Securities for which market quotations are not readily available are valued at fair value as determined in good faith by the Fund's subadvisers using consistently applied procedures under the general supervision of the Board of Trustees. Investments in other open-end investment companies are valued at the net asset value each day.

        The Fund may hold securities traded in foreign markets. Foreign securities are valued at the market price in the foreign market. However, if events occurring after the close of the foreign market (but before the close of regular trading on the New York Stock Exchange) are believed to materially affect the value of those securities, such securities are fair valued pursuant to procedures approved by the Board of Trustees. When fair valuing securities, the Fund may, among other things, use modeling tools or other processes that may take into account factors such as securities market activity and/or significant events that occur after the close of the foreign market and before the Fund calculates its net asset value.

        In September 2006, Statement of Financial Accounting Standards No. 157, Fair Value Measurements ("SFAS 157"), was issued and is effective for fiscal years beginning after November 15, 2007. SFAS 157 defines fair value, establishes a framework for measuring fair value and expands disclosures about fair value measurements. Management is currently evaluating the impact, if any, the adoption of SFAS 157 will have on the Fund's financial statements.

Investments as of March 31, 2007 (Unaudited)

        The books and records of the Fund are maintained in U.S. dollars. The value of securities, currencies and other assets and liabilities denominated in currencies other than U.S. dollars are translated into U.S. dollars based upon foreign exchange rates prevailing at the end of the period.

(a) Federal Tax Information (Amounts exclude certain adjustments made at the end of the Fund's fiscal year for tax purposes. Such adjustments are primarily due to wash sales.): At March 31, 2007, the net unrealized appreciation on investments based on a cost of $604,816,772 for federal income tax purposes was as follows:

        Aggregate gross unrealized appreciation for all
          investments in which there is an excess of value over
          tax cost                                                $117,112,118
        Aggregate gross unrealized depreciation for all
          investments in which there is an excess of tax cost
          over value                                                (7,426,751)
                                                                  ------------
        Net unrealized appreciation                               $109,685,367
                                                                  ============

        At December 31, 2006, the Fund had a capital loss carryover of approximately $71,341,972 of which $8,873,074 expires on December 31, 2009 and $62,468,898 expires on December 31, 2010. These amounts may be available to offset future realized capital gains, if any, to the extent provided by regulations.

(b)     Non-income producing security.

(c) All or a portion of this security was on loan at March 31, 2007. The Fund has entered into an agreement with State Street Bank and Trust Company ("State Street Bank"), as agent of the Fund, to lend securities to certain designated borrowers. The loans are collateralized with cash or securities in an amount equal to at least 105% or 102% of the market value of the loaned international or domestic securities, respectively, when the loan is initiated. Thereafter, the value of the collateral must remain at 102% of the market value of loaned securities for U.S. equities and U.S. corporate debt; at least 105% of the market value of loaned non-U.S. equities; and at least 100% of the market value of loaned securities for U.S. government securities, sovereign debt issued by non-U.S. governments and non-U.S. corporate debt. In the event that the market value of the collateral falls below the required percentages described above, the borrower will deliver additional collateral on the next business day. As with other extensions of credit, the Funds may bear the risk of loss with respect to the investment of the collateral. The Fund invests cash collateral in short-term investments, a portion of the income from which is remitted to the borrowers and the remainder allocated between the Fund and State Street Bank as lending agent. The market value of securities on loan to borrowers and the value of collateral held by the Fund with respect to such loans at March 31, 2007 were $106,992,329 and $109,104,054, respectively.

(d) Fair valued security. At March 31, 2007, the value of this security was $1,063,037 or 0.2% of net assets.

(e)     Represents investments of security lending collateral.

(f) The Fund, through its custodian, receives delivery of the underlying securities collateralizing repurchase agreements. It is the Fund's policy that the market value of the collateral be at least equal to 102% of the repurchase price, including interest. The repurchase agreements are tri-party arrangements whereby the collateral is held at the custodian bank in a segregated account for the benefit of the Fund and the counterparty. Repurchase agreements could involve certain risks in the event of default or insolvency of the counterparty including possible delays or restrictions up on the Fund's ability to dispose of the underlying securities.

ADR An American Depositary Receipt is a certificate issued by a custodian bank representing the right to receive securities of the foreign issuer described. The values of ADRs are significantly influenced by trading on exchanges not located in the United States.

CHF     Swiss Franc

REITs   Real Estate Investment Trusts

Holdings at March 31, 2007 as a Percentage of Net Assets (unaudited)

Diversified Financial Services            8.2%
Telecommunications                        5.1
Media                                     4.8
Retail                                    4.6
Computers                                 4.3
Commercial Services                       4.0
Oil & Gas Services                        3.6
Software                                  3.4
Electric                                  3.3
Semiconductors                            3.1
Manufacturing                             2.8
Banks                                     2.7
Insurance                                 2.7
Aerospace & Defense                       2.5
Internet                                  2.5
Transportation                            2.3
Pharmaceuticals                           2.2
Electronics                               2.1
Chemicals                                 2.1
Health Care - Products                    2.1
Apparel                                   2.0
Other, Less than 2% each                 28.3

                  IXIS Value Fund -- Portfolio of Investments

Investments as of March 31, 2007 (Unaudited)

Shares Description                                                   Value (+)
------ -----------------------------------------------------------  -----------
Common Stocks -- 97.2% of Net Assets
       Aerospace & Defense -- 1.7%
 6,100 General Dynamics Corp.                                       $   466,040
 9,775 Northrop Grumman Corp.                                           725,501
10,600 Raytheon Co.                                                     556,076
 6,450 United Technologies Corp.                                        419,250
                                                                    -----------
                                                                      2,166,867
                                                                    -----------
       Agriculture -- 0.8%
12,753 Archer-Daniels-Midland Co.                                       468,035
 7,850 Teck Cominco Ltd., Class B                                       546,360
                                                                    -----------
                                                                      1,014,395
                                                                    -----------
       Airlines -- 0.4%
12,500 UAL Corp.(b)(c)                                                  477,125
                                                                    -----------
       Apparel -- 0.7%
 8,500 Jones Apparel Group, Inc.(b)                                     261,205
20,800 Warnaco Group, Inc. (The)(c)                                     590,720
                                                                    -----------
                                                                        851,925
                                                                    -----------
       Banks -- 5.6%
19,775 Bank of America Corp.                                          1,008,920
 6,450 BOK Financial Corp.(b)                                           319,469
 6,700 Comerica, Inc.                                                   396,104
54,400 Mellon Financial Corp.                                         2,346,816
15,200 National City Corp.(b)                                           566,200
42,850 U.S. Bancorp                                                   1,498,464
30,725 Wells Fargo & Co.                                              1,057,862
                                                                    -----------
                                                                      7,193,835
                                                                    -----------
       Beverages -- 1.3%
25,800 Coca-Cola Enterprises, Inc.(b)                                   522,450
 8,900 Molson Coors Brewing Co.                                         842,118
 4,950 PepsiCo, Inc.                                                    314,622
                                                                    -----------
                                                                      1,679,190
                                                                    -----------
       Biotechnology -- 0.3%
 6,600 Amgen, Inc.(c)                                                   368,808
                                                                    -----------
       Building Materials -- 0.5%
17,275 Lennox International, Inc.                                       616,718
                                                                    -----------
       Chemicals -- 1.2%
 7,000 Ashland, Inc.                                                    459,200
12,500 E.I. Du Pont de Nemours & Co.                                    617,875
 7,300 Praxair, Inc.                                                    459,608
                                                                    -----------
                                                                      1,536,683
                                                                    -----------
       Commercial Services -- 1.2%
 8,050 Apollo Group, Inc., Class A(c)                                   353,395
10,925 Equifax, Inc.                                                    398,216
 6,000 Healthspring, Inc.(c)                                            141,300
 2,200 Heidrick & Struggles International, Inc.(c)                      106,590
15,800 R. R. Donnelley & Sons Co.(b)                                    578,122
                                                                    -----------
                                                                      1,577,623
                                                                    -----------
       Computers -- 5.2%
80,000 Dell, Inc.(c)                                                  1,856,800
72,875 Hewlett-Packard Co.                                            2,925,202
15,711 International Business Machines Corp.                          1,480,919
 8,400 Lexmark International, Inc., Class A(b)(c)                       491,064
                                                                    -----------
                                                                      6,753,985
                                                                    -----------
       Consumer Products -- 0.1%
 1,200 Kimberly-Clark Corp.                                              82,188
                                                                    -----------
       Cosmetics & Personal Care -- 0.1%
 3,700 Estee Lauder Cos., Inc. (The), Class A                           180,745
                                                                    -----------
       Distribution & Wholesale -- 0.8%
23,500 Building Materials Holding Corp.(b)                              425,585
 9,800 WESCO International, Inc.(b)(c)                                  615,244
                                                                    -----------
                                                                      1,040,829
                                                                    -----------
       Diversified Financial Services -- 12.6%
17,500 American Express Co.                                             987,000
 9,000 Ameriprise Financial, Inc.                                       514,260
 7,325 Capital One Financial Corp.                                      552,745
10,200 CIT Group, Inc.                                                  539,784
60,983 Citigroup, Inc.                                                3,130,867
14,100 Countrywide Financial Corp.                                      474,324
 5,325 Goldman Sachs Group, Inc.                                      1,100,305
82,725 JPMorgan Chase & Co.                                           4,002,235
 3,000 Knight Capital Group, Inc., Class A(c)                            47,520
 5,178 Lehman Brothers Holdings, Inc.                                   362,822
19,325 Merrill Lynch & Co., Inc.                                      1,578,273
37,700 Morgan Stanley                                                 2,969,252
                                                                    -----------
                                                                     16,259,387
                                                                    -----------
       Electric -- 1.1%
 2,904 Dynegy, Inc., Class A(c)                                          26,891
 8,149 Exelon Corp.                                                     559,918
 8,715 NRG Energy, Inc.(b)(c)                                           627,828
 3,000 TXU Corp.                                                        192,300
                                                                    -----------
                                                                      1,406,937
                                                                    -----------
       Electrical Components & Equipment -- 0.5%
10,575 Rockwell Automation, Inc.                                        633,125
                                                                    -----------
       Electronics -- 1.5%
10,525 Arrow Electronics, Inc.(b)(c)                                    397,319
11,775 Avnet, Inc.(c)                                                   425,548
 6,300 Mettler-Toledo International, Inc.(c)                            564,291
11,465 Sony Corp., Sponsored ADR                                        578,868
                                                                    -----------
                                                                      1,966,026
                                                                    -----------
       Engineering & Construction -- 1.3%
28,450 ABB, Ltd., Sponsored ADR                                         488,771
 9,150 Foster Wheeler Ltd.(c)                                           534,269
11,925 McDermott International, Inc.(c)                                 584,086
                                                                    -----------
                                                                      1,607,126
                                                                    -----------
       Food -- 0.5%
16,300 Safeway, Inc.(b)                                                 597,232
                                                                    -----------
       Hand & Machine Tools -- 0.4%
 5,850 Black & Decker Corp. (The)                                       477,477
                                                                    -----------
       Health Care - Products -- 2.1%
 6,675 Beckman Coulter, Inc.                                            426,466
29,200 Boston Scientific Corp.(c)                                       424,568
 9,600 CONMED Corp.(b)(c)                                               280,608
26,600 Johnson & Johnson                                              1,602,916
                                                                    -----------
                                                                      2,734,558
                                                                    -----------
       Health Care - Services -- 1.8%
14,925 Aetna, Inc.                                                      653,566
 2,000 Centene Corp.(c)                                                  41,980
29,600 Omnicare, Inc.(b)                                              1,177,192

Investments as of March 31, 2007 (Unaudited)

Shares  Description                                                  Value (+)
------  -----------------------------------------------------------  ----------
        Health Care - Services -- continued
  9,369 UnitedHealth Group, Inc.                                     $  496,276
                                                                     ----------
                                                                      2,369,014
                                                                     ----------
        Home Builders -- 0.9%
 28,000 Lennar Corp., Class A                                         1,181,880
                                                                     ----------
        Household Products & Wares -- 0.6%
  7,975 Scotts Miracle-Gro Co. (The), Class A(b)                        351,139
  5,000 Whirlpool Corp.(b)                                              424,550
                                                                     ----------
                                                                        775,689
                                                                     ----------
        Insurance -- 4.2%
 15,525 Allstate Corp. (The)                                            932,432
 11,800 American International Group, Inc.                              793,196
    165 Berkshire Hathaway, Inc., Class B(c)                            600,600
  3,900 CIGNA Corp.                                                     556,374
  6,700 Genworth Financial, Inc., Class A                               234,098
  3,900 Hartford Financial Services Group, Inc.                         372,762
  4,900 Loews Corp.                                                     222,607
  7,900 MGIC Investment Corp.(b)                                        465,468
  1,000 PMI Group, Inc. (The)                                            45,220
 12,650 Prudential Financial, Inc.(b)                                 1,141,789
                                                                     ----------
                                                                      5,364,546
                                                                     ----------
        Internet -- 0.0%
  1,800 Expedia, Inc.(b)(c)                                              41,724
                                                                     ----------
        Leisure Time -- 1.4%
 38,000 Carnival Corp.                                                1,780,680
                                                                     ----------
        Lodging -- 0.1%
  3,200 Marriott International, Inc., Class A                           156,672
                                                                     ----------
        Manufacturing -- 4.1%
  5,975 3M Co.                                                          456,669
 45,100 General Electric Co.                                          1,594,736
  9,525 Illinois Tool Works, Inc.(b)                                    491,490
  5,850 Parker Hannifin Corp.                                           504,914
 72,569 Tyco International, Ltd.                                      2,289,552
                                                                     ----------
                                                                      5,337,361
                                                                     ----------
        Media -- 6.3%
 38,700 Cablevision Systems Corp., Class A                            1,177,641
 14,571 Comcast Corp., Class A(b)(c)                                    378,105
 23,700 DIRECTV Group, Inc. (The)(c)                                    546,759
 11,052 Liberty Global, Inc., Class C(c)                                338,633
 11,000 Liberty Media Corp. - Capital, Series A(c)                    1,216,490
 31,000 News Corp., Class A                                             716,720
183,835 Time Warner, Inc.                                             3,625,226
  2,300 Tribune Co.                                                      73,853
                                                                     ----------
                                                                      8,073,427
                                                                     ----------
        Metals -- 0.3%
  6,237 Freeport-McMoRan Copper & Gold, Inc.                            412,827
                                                                     ----------
        Mining -- 0.0%
    800 Newmont Mining Corp.                                             33,592
                                                                     ----------
        Office Furnishings -- 0.6%
 13,450 HNI Corp.(b)                                                    617,759
  8,100 Knoll, Inc.                                                     193,023
                                                                     ----------
                                                                        810,782
                                                                     ----------
        Oil & Gas -- 7.1%
 10,000 Chevron Corp.                                                   739,600
 11,225 ConocoPhillips                                                  767,229
 50,699 ExxonMobil Corp.                                              3,825,240
 12,981 Hess Corp.                                                      720,056
 22,625 Occidental Petroleum Corp.                                    1,115,639
 14,075 Southwestern Energy Co.(c)                                      576,793
 12,200 Todco, Class A(c)                                               492,026
  5,300 Valero Energy Corp.                                             341,797
 10,757 XTO Energy, Inc.                                                589,591
                                                                     ----------
                                                                      9,167,971
                                                                     ----------
        Oil & Gas Services -- 2.1%
 12,700 Baker Hughes, Inc.                                              839,851
 21,258 BJ Services Co.                                                 593,098
  8,200 Input/Output, Inc.(b)(c)                                        112,996
  8,175 Schlumberger, Ltd.                                              564,893
  9,300 Tidewater, Inc.(b)                                              544,794
                                                                     ----------
                                                                      2,655,632
                                                                     ----------
        Packaging & Containers -- 0.4%
 20,879 Owens-Illinois, Inc.(c)                                         538,052
                                                                     ----------
        Pharmaceuticals -- 2.6%
  7,653 Abbott Laboratories                                             427,037
 17,900 Bristol-Myers Squibb Co.                                        496,904
  5,900 Cardinal Health, Inc.                                           430,405
 14,800 Merck & Co., Inc.                                               653,716
 50,845 Pfizer, Inc.                                                  1,284,345
                                                                     ----------
                                                                      3,292,407
                                                                     ----------
        Pipelines -- 0.5%
 23,461 Spectra Energy Corp.                                            616,320
                                                                     ----------
        REITs - Mortgage -- 0.4%
  1,600 American Home Mortgage Investment Corp.(b)                       43,184
 35,200 Deerfield Triarc Capital Corp.(b)                               527,648
                                                                     ----------
                                                                        570,832
                                                                     ----------
        Restaurants -- 4.2%
 73,700 McDonald's Corp.                                              3,320,185
 37,200 Yum! Brands, Inc.                                             2,148,672
                                                                     ----------
                                                                      5,468,857
                                                                     ----------
        Retail -- 6.1%
 26,975 AutoNation, Inc.(b)(c)                                          572,949
 26,654 Dollar General Corp.                                            563,732
  7,125 Federated Department Stores, Inc.                               320,981
 37,767 Gap, Inc. (The)                                                 649,970
 11,750 Home Depot, Inc.                                                431,695
  8,000 Kohl's Corp.(c)                                                 612,880
 19,925 Lowe's Cos., Inc.                                               627,438
  1,300 NBTY, Inc.(c)                                                    68,952
  5,200 Nordstrom, Inc.                                                 275,288
 16,444 Office Depot, Inc.(c)                                           577,842
  8,360 OSI Restaurant Partners, Inc.(b)                                330,220
 40,000 Tiffany & Co.(b)                                              1,819,200
 20,950 Wal-Mart Stores, Inc.                                           983,603
                                                                     ----------
                                                                      7,834,750
                                                                     ----------
        Savings & Loans -- 1.1%
  7,225 People's Bank(b)(c)                                             320,790

Investments as of March 31, 2007 (Unaudited)

  Shares    Description                                             Value (+)
  ------    ----------------------------------------------------  ------------
            Savings & Loans -- continued
     26,400 Washington Mutual, Inc.(b)                            $  1,066,032
                                                                  ------------
                                                                     1,386,822
                                                                  ------------
            Semiconductors -- 3.9%
    114,475 Intel Corp.                                              2,189,907
     40,600 Micron Technology, Inc.(c)                                 490,448
     60,000 National Semiconductor Corp.                             1,448,400
     27,550 Texas Instruments, Inc.                                    829,255
                                                                  ------------
                                                                     4,958,010
                                                                  ------------
            Software -- 1.0%
     41,575 Microsoft Corp.                                          1,158,695
        900 MicroStrategy, Inc., Class A(b)(c)                         113,751
                                                                  ------------
                                                                     1,272,446
                                                                  ------------
            Telecommunications -- 5.0%
      1,600 Alltel Corp.                                                99,200
     44,000 AT&T, Inc.                                               1,734,920
     37,350 Avaya, Inc.(c)                                             441,103
     11,800 CenturyTel, Inc.(b)                                        533,242
     32,225 Cisco Systems, Inc.(c)                                     822,704
      2,400 Embarq Corp.                                               135,240
     29,901 Motorola, Inc.                                             528,351
     19,825 Nokia OYJ, Sponsored ADR                                   454,389
     90,000 Sprint Nextel Corp.                                      1,706,400
                                                                  ------------
                                                                     6,455,549
                                                                  ------------
            Tobacco -- 0.7%
     10,900 Altria Group, Inc.                                         957,129
                                                                  ------------
            Transportation -- 1.9%
      3,975 FedEx Corp.                                                427,034
     16,000 Union Pacific Corp.                                      1,624,800
      5,500 United Parcel Service, Inc., Class B                       385,550
                                                                  ------------
                                                                     2,437,384
                                                                  ------------
            Total Common Stocks
            (Identified Cost $102,168,184)                         125,173,139
                                                                  ------------

  Shares/
 Principal
  Amount
 ---------
Short-Term Investments -- 13.6%
 13,934,403 State Street Securities Lending Quality Trust(d)        13,934,403
$ 3,618,847 Tri-Party Repurchase Agreement with Fixed Income
            Clearing Corporation, dated 3/30/2007 at 4.250% to
            be repurchased at $3,620,129 on 4/2/2007,
            collateralized by $3,605,000 U.S. Treasury Note,
            4.875% due 5/31/2011 valued at $3,704,138, including
            accrued interest(e)                                      3,618,847
                                                                  ------------
            Total Short-Term Investments
            (Identified Cost $17,553,250)                           17,553,250
                                                                  ------------
            Total Investments--110.8%
            (Identified Cost $119,721,434)(a)                      142,726,389
            Other assets less liabilities--(10.8)%                 (13,896,632)
                                                                  ------------
            Total Net Assets -- 100%                              $128,829,757
                                                                  ============
--------
(+) Equity securities, including closed-end investment companies and exchange-traded funds, for which market quotations are readily available are valued at market value, as reported by pricing services recommended by the investment adviser and the subadvisers and approved by the Board of Trustees. Such pricing services generally use the security's last sale price on the exchange or market where primarily traded or, if there is no reported sale during the day, the closing bid price. Securities traded on the NASDAQ Global Select Market, NASDAQ Global Market and NASDAQ Capital Market are valued at the NASDAQ Official Closing Price ("NOCP"), or if lacking a NOCP, at the most recent bid quotation on the applicable NASDAQ Market. Debt securities for which market quotations are readily available (other than short-term obligations purchased with an original or remaining maturity of sixty days or less) are generally valued at market price on the basis of valuations furnished to the Fund by a pricing service recommended by the investment adviser and the subadvisers and approved by the Board of Trustees, which service determines valuations for normal, institutional-size trading units of such securities using market information, transactions for comparable securities and various relationships between securities which are generally recognized by institutional traders. Broker-dealer bid quotations may also be used to value debt and equity securities where a pricing service does not price a security or where a pricing service does not provide a reliable price for the security. Short-term obligations purchased with an original or remaining maturity of sixty days or less are valued at amortized cost, which approximates market value. Securities for which market quotations are not readily available are valued at fair value as determined in good faith by the Fund's subadvisers using consistently applied procedures under the general supervision of the Board of Trustees. Investments in other open-end investment companies are valued at the net asset value each day.

        The Fund may hold securities traded in foreign markets. Foreign securities are valued at the market price in the foreign market. However, if events occurring after the close of the foreign market (but before the close of regular trading on the New York Stock Exchange) are believed to materially affect the value of those securities, such securities are fair valued pursuant to procedures approved by the Board of Trustees. When fair valuing securities, the Fund may, among other things, use modeling tools or other processes that may take into account factors such as securities market activity and/or significant events that occur after the close of the foreign market and before the Fund calculates its net asset value.

        In September 2006, Statement of Financial Accounting Standards No. 157, Fair Value Measurements ("SFAS 157"), was issued and is effective for fiscal years beginning after November 15, 2007. SFAS 157 defines fair value, establishes a framework for measuring fair value and expands disclosures about fair value measurements. Management is currently evaluating the impact, if any, the adoption of SFAS 157 will have on the Fund's financial statements.

Investments as of March 31, 2007 (Unaudited)

        The books and records of the Fund are maintained in U.S. dollars. The value of securities, currencies and other assets and liabilities denominated in currencies other than U.S. dollars are translated into U.S. dollars based upon foreign exchange rates prevailing at the end of the period.

(a) Federal Tax Information (Amounts exclude certain adjustments made at the end of the Fund's fiscal year for tax purposes. Such adjustments are primarily due to wash sales.): At March 31, 2007, the net unrealized appreciation on investments based on a cost of $119,721,434 for federal income tax purposes was as follows:

        Aggregate gross unrealized appreciation for all
          investments in which there is an excess of value over
          tax cost                                               $25,698,545
        Aggregate gross unrealized depreciation for all
          investments in which there is an excess of tax cost
          over value                                              (2,693,590)
                                                                 -----------
        Net unrealized appreciation                              $23,004,955
                                                                 ===========

(b) All or a portion of this security was on loan at March 31, 2007. The Fund has entered into an agreement with State Street Bank and Trust Company ("State Street Bank"), as agent of the Fund, to lend securities to certain designated borrowers. The loans are collateralized with cash or securities in an amount equal to at least 105% or 102% of the market value of the loaned international or domestic securities, respectively, when the loan is initiated. Thereafter, the value of the collateral must remain at 102% of the market value of loaned securities for U.S. equities and U.S. corporate debt; at least 105% of the market value of loaned non-U.S. equities; and at least 100% of the market value of loaned securities for U.S. government securities, sovereign debt issued by non-U.S. governments and non-U.S. corporate debt. In the event that the market value of the collateral falls below the required percentages described above, the borrower will deliver additional collateral on the next business day. As with other extensions of credit, the Funds may bear the risk of loss with respect to the investment of the collateral. The Fund invests cash collateral in short-term investments, a portion of the income from which is remitted to the borrowers and the remainder allocated between the Fund and State Street Bank as lending agent. The market value of securities on loan to borrowers and the value of collateral held by the Fund with respect to such loans at March 31, 2007 were $13,622,774 and $13,934,403, respectively.

(c)     Non-income producing security.

(d)     Represents investment of securities lending collateral.

(e) The Fund, through its custodian, receives delivery of the underlying securities collateralizing repurchase agreements. It is the Fund's policy that the market value of the collateral be at least equal to 102% of the repurchase price, including interest. The repurchase agreements are tri-party arrangements whereby the collateral is held at the custodian bank in a segregated account for the benefit of the Fund and on behalf of the counterparty. Repurchase agreements could involve certain risks in the event of default or insolvency of the counterparty including possible delays or restrictions upon the Fund's ability to dispose of the underlying securities.

ADR An American Depositary Receipt is a certificate issued by a custodian bank representing the right to receive securities of the foreign issuer described. The values of ADRs are significantly influenced by trading on exchanges not located in the United States.

REITS   Real Estate Investment Trusts

Holdings at March 31, 2007 as a Percentage of Net Assets (unaudited)

Diversified Financial Services           12.6%
Oil & Gas                                 7.1
Media                                     6.3
Retail                                    6.1
Banks                                     5.6
Computers                                 5.2
Telecommunications                        5.0
Restaurants                               4.2
Insurance                                 4.2
Manufacturing                             4.1
Semiconductors                            3.9
Pharmaceuticals                           2.6
Health Care - Products                    2.1
Oil & Gas Services                        2.1
Other, Less than 2% each                 26.1

        Vaughan Nelson Small Cap Value Fund -- Portfolio of Investments

Investments as of March 31, 2007 (Unaudited)

Shares  Description                                                  Value (+)
------  -----------------------------------------------------------  ----------
Common Stocks -- 93.3% of Net Assets
        Aerospace & Defense -- 5.4%
 43,220 Alliant Techsystems, Inc.(b)(c)                              $3,799,902
 23,750 DRS Technologies, Inc.(b)                                     1,239,038
 63,062 Moog, Inc., Class A(b)(c)                                     2,626,532
                                                                     ----------
                                                                      7,665,472
                                                                     ----------
        Apparel -- 1.0%
 22,727 Columbia Sportswear Co.(b)                                    1,416,119
                                                                     ----------
        Banks -- 5.1%
 59,425 Citizens Banking Corp.(b)                                     1,316,858
 55,351 MB Financial, Inc.(b)                                         1,993,189
 30,075 PrivateBancorp, Inc.(b)                                       1,099,542
 29,000 Prosperity Bancshares, Inc.(b)                                1,007,460
 58,925 Sterling Financial Corp.(b)                                   1,837,871
                                                                     ----------
                                                                      7,254,920
                                                                     ----------
        Building Materials -- 2.2%
 89,050 Lennox International, Inc.(b)                                 3,179,085
                                                                     ----------
        Chemicals -- 3.5%
 30,775 Cytec Industries, Inc.(b)                                     1,730,786
 20,950 FMC Corp.(b)                                                  1,580,259
 58,250 Valspar Corp.(b)                                              1,621,097
                                                                     ----------
                                                                      4,932,142
                                                                     ----------
        Commercial Services -- 5.8%
 86,715 Aaron Rents, Inc.(b)                                          2,292,745
 65,925 Healthspring, Inc.(c)                                         1,552,534
 49,760 McGrath Rentcorp(b)                                           1,575,899
 42,030 Monro Muffler, Inc.(b)                                        1,475,253
 24,650 On Assignment, Inc.(b)(c)                                       305,906
 26,245 Team, Inc.(b)(c)                                              1,001,247
                                                                     ----------
                                                                      8,203,584
                                                                     ----------
        Computer Services -- 0.4%
 49,125 Tyler Technologies, Inc.(b)(c)                                  623,888
                                                                     ----------
        Computers -- 1.5%
 39,395 MICROS Systems, Inc.(b)(c)                                    2,126,936
                                                                     ----------
        Consumer Products -- 0.7%
 30,275 Briggs & Stratton Corp.(b)                                      933,984
                                                                     ----------
        Distribution & Wholesale -- 4.9%
 64,425 Brightpoint, Inc.(b)(c)                                         737,022
 49,775 Owens & Minor, Inc.(b)                                        1,828,236
 42,755 Watsco, Inc.(b)                                               2,183,498
 36,045 WESCO International, Inc.(b)(c)                               2,262,905
                                                                     ----------
                                                                      7,011,661
                                                                     ----------
        Diversified Financial Services -- 4.4%
 22,400 Affiliated Managers Group, Inc.(b)(c)                         2,427,040
 51,774 Financial Federal Corp.(b)                                    1,362,692
 81,669 Raymond James Financial, Inc.(b)                              2,430,469
                                                                     ----------
                                                                      6,220,201
                                                                     ----------
        Electric -- 1.3%
 66,530 Westar Energy, Inc.(b)                                        1,830,906
                                                                     ----------
        Electrical Components & Equipment -- 1.7%
 44,750 General Cable Corp.(b)(c)                                     2,390,992
                                                                     ----------
        Engineering & Construction -- 1.0%
 33,100 URS Corp.(c)                                                  1,409,729
                                                                     ----------
        Environmental Control -- 2.0%
 93,277 Waste Connections, Inc.(b)(c)                                 2,792,713
                                                                     ----------
        Food -- 1.8%
 25,325 Corn Products International, Inc.(b)                            901,317
 24,850 Ralcorp Holdings, Inc.(b)(c)                                  1,597,855
                                                                     ----------
                                                                      2,499,172
                                                                     ----------
        Gas -- 2.5%
 37,875 Northwest Natural Gas Co.(b)                                  1,729,751
 64,100 Vectren Corp.(b)                                              1,833,260
                                                                     ----------
                                                                      3,563,011
                                                                     ----------
        Health Care - Products -- 0.6%
 33,631 Medical Action Industries, Inc.(b)(c)                           803,781
                                                                     ----------
        Health Care - Services -- 4.9%
 56,987 Healthcare Services Group, Inc.(b)                            1,632,678
 56,300 LHC Group, Inc.(b)(c)                                         1,825,809
 60,225 Pediatrix Medical Group, Inc.(b)(c)                           3,436,438
                                                                     ----------
                                                                      6,894,925
                                                                     ----------
        Household Products & Wares -- 2.4%
107,050 Central Garden & Pet Co.(b)(c)                                1,581,129
 42,650 Scotts Miracle-Gro Co. (The), Class A(b)                      1,877,879
                                                                     ----------
                                                                      3,459,008
                                                                     ----------
        Insurance -- 4.1%
 69,937 HCC Insurance Holdings, Inc.                                  2,154,060
 30,075 Hilb, Rogal & Hobbs Co.(b)                                    1,475,179
 62,220 United Fire & Casualty Co.(b)                                 2,185,788
                                                                     ----------
                                                                      5,815,027
                                                                     ----------
        Internet -- 0.7%
 51,250 Vignette Corp.(b)(c)                                            951,713
                                                                     ----------
        Iron & Steel -- 1.8%
 40,725 Cleveland-Cliffs, Inc.(b)                                     2,606,807
                                                                     ----------
        Leisure Time -- 0.6%
 25,075 Brunswick Corp.(b)                                              798,639
                                                                     ----------
        Machinery - Diversified -- 2.4%
 31,300 IDEX Corp.(b)                                                 1,592,544
 38,265 Nordson Corp.(b)                                              1,777,792
                                                                     ----------
                                                                      3,370,336
                                                                     ----------
        Manufacturing -- 2.5%
 27,500 Actuant Corp., Class A(b)                                     1,397,275
 32,475 Teleflex, Inc.                                                2,210,573
                                                                     ----------
                                                                      3,607,848
                                                                     ----------
        Office Furnishings -- 1.3%
 41,025 HNI Corp.(b)                                                  1,884,278
                                                                     ----------
        Oil & Gas -- 4.5%
 47,200 Arena Resources, Inc.(b)(c)                                   2,365,664
 55,950 Gulfport Energy Corp.(b)(c)                                     747,492
 87,350 Rosetta Resources, Inc.(b)(c)                                 1,794,169
 41,850 St. Mary Land & Exploration Co.                               1,535,058
                                                                     ----------
                                                                      6,442,383
                                                                     ----------
        Oil & Gas Services -- 3.1%
 52,850 Oil States International, Inc.(b)(c)                          1,695,956

Investments as of March 31, 2007 (Unaudited)

 Shares    Description                                              Value (+)
 ------    -----------------------------------------------------  ------------
           Oil & Gas Services -- continued
    40,225 Universal Compression Holdings, Inc.(b)(c)             $  2,722,428
                                                                  ------------
                                                                     4,418,384
                                                                  ------------
           REITs - Financial Services -- 0.4%
    99,125 Friedman, Billings, Ramsey Group, Inc., Class A(b)          547,170
                                                                  ------------
           REITs - Hotels -- 0.8%
    26,675 Ashford Hospitality Trust(b)                                318,500
    46,925 Highland Hospitality Corp.(b)                               835,265
                                                                  ------------
                                                                     1,153,765
                                                                  ------------
           REITs - Mortgage -- 1.3%
    40,200 JER Investors Trust, Inc.(b)                                764,604
   147,500 MFA Mortgage Investments, Inc.                            1,135,750
                                                                  ------------
                                                                     1,900,354
                                                                  ------------
           Retail -- 8.2%
    44,475 AFC Enterprises, Inc.(c)                                    891,724
    55,475 First Cash Financial Services, Inc.(c)                    1,235,983
    49,225 Guitar Center, Inc.(b)(c)                                 2,221,032
    39,500 Men's Wearhouse, Inc. (The)(b)                            1,858,475
    43,950 Regis Corp.(b)                                            1,774,261
    39,187 Stage Stores, Inc.(b)                                       913,449
    90,275 Triarc Cos., Inc., Class B(b)                             1,551,827
    58,450 United Auto Group, Inc.(b)                                1,186,535
                                                                  ------------
                                                                    11,633,286
                                                                  ------------
           Semiconductors -- 2.7%
    61,075 ATMI, Inc.(b)(c)                                          1,867,063
    50,375 Brooks Automation, Inc.(b)(c)                               863,931
    54,250 Microsemi Corp.(b)(c)                                     1,128,942
                                                                  ------------
                                                                     3,859,936
                                                                  ------------
           Software -- 0.5%
    30,475 Blackbaud, Inc.(b)                                          744,200
                                                                  ------------
           Telecommunications -- 3.0%
    82,400 Arris Group, Inc.(b)(c)                                   1,160,192
    33,925 Ciena Corp.(b)(c)                                           948,204
    48,650 CommScope, Inc.(b)(c)                                     2,087,085
                                                                  ------------
                                                                     4,195,481
                                                                  ------------
           Transportation -- 2.3%
    43,800 Arlington Tankers, Ltd.(b)                                1,045,068
    27,400 Forward Air Corp.(b)                                        900,912
    30,180 Landstar System, Inc.                                     1,383,451
                                                                     3,329,431
                                                                  ------------
           Total Common Stocks
           (Identified Cost $113,687,629)                          132,471,267
                                                                  ------------
Investment Companies -- 2.9%
    52,166 iShares Russell 2000 Value Index Fund
           (Identified Cost $4,224,007)                              4,224,403
                                                                  ------------
Principal
 Amount
---------
Short-Term Investments -- 29.2%
36,256,014 State Street Securities Lending Quality Trust(d)         36,256,014
$5,183,248 Tri-Party Repurchase Agreement with Fixed Income
           Clearing Corporation, dated 3/30/2007 at 4.250% to be
           repurchased at $5,185,084 on 4/2/2007, collateralized
           by $5,150,000 U.S. Treasury Note, 4.875% due
           5/31/2011 valued at $5,291,625, including accrued
           interest(e)                                            $  5,183,248
                                                                  ------------
           Total Short-Term Investments
           (Identified Cost $41,439,262)                            41,439,262
                                                                  ------------
           Total Investments -- 125.4%
           (Identified Cost $159,350,898)(a)                       178,134,932
           Other assets less liabilities--(25.4)%                  (36,126,731)
                                                                  ------------
           Net Assets -- 100%                                     $142,008,201
                                                                  ============
--------
(+) Equity securities, including closed-end investment companies and exchange-traded funds, for which market quotations are readily available are valued at market value, as reported by pricing services recommended by the investment adviser and the subadvisers and approved by the Board of Trustees. Such pricing services generally use the security's last sale price on the exchange or market where primarily traded or, if there is no reported sale during the day, the closing bid price. Securities traded on the NASDAQ Global Select Market, NASDAQ Global Market and NASDAQ Capital Market are valued at the NASDAQ Official Closing Price ("NOCP"), or if lacking a NOCP, at the most recent bid quotation on the applicable NASDAQ Market. Debt securities for which market quotations are readily available (other than short-term obligations purchased with an original or remaining maturity of sixty days or less) are generally valued at market price on the basis of valuations furnished to the Fund by a pricing service recommended by the investment adviser and the subadvisers and approved by the Board of Trustees, which service determines valuations for normal, institutional-size trading units of such securities using market information, transactions for comparable securities and various relationships between securities which are generally recognized by institutional traders. Broker-dealer bid quotations may also be used to value debt and equity securities where a pricing service does not price a security or where a pricing service does not provide a reliable price for the security. Short-term obligations purchased with an original or remaining maturity of sixty days or less are valued at amortized cost, which approximates market value. Securities for which market quotations are not readily available are valued at fair value as determined in good faith by the Fund's subadvisers using consistently applied procedures under the general supervision of the Board of Trustees. Investments in other open-end investment companies are valued at the net asset value each day.

Investments as of March 31, 2007 (Unaudited)

        The Fund may hold securities traded in foreign markets. Foreign securities are valued at the market price in the foreign market. However, if events occurring after the close of the foreign market (but before the close of regular trading on the New York Stock Exchange) are believed to materially affect the value of those securities, such securities are fair valued pursuant to procedures approved by the Board of Trustees. When fair valuing securities, the Fund may, among other things, use modeling tools or other processes that may take into account factors such as securities market activity and/or significant events that occur after the close of the foreign market and before the Fund calculates its net asset value.

        In September 2006, Statement of Financial Accounting Standards No. 157, Fair Value Measurements ("SFAS 157"), was issued and is effective for fiscal years beginning after November 15, 2007. SFAS 157 defines fair value, establishes a framework for measuring fair value and expands disclosures about fair value measurements. Management is currently evaluating the impact, if any, the adoption of SFAS 157 will have on the Fund's financial statements.

        The books and records of the Fund are maintained in U.S. dollars. The value of securities, currencies and other assets and liabilities denominated in currencies other than U.S. dollars are translated into U.S. dollars based upon foreign exchange rates prevailing at the end of the period.

(a) Federal Tax Information (Amounts exclude certain adjustments made at the end of the Fund's fiscal year for tax purposes. Such adjustments are primarily due to wash sales and return of capital included in dividends received from the Fund's investments in REITs):

        At March 31, 2007, the net unrealized appreciation on investments based on cost of $159,350,898 for federal income tax purposes was as follows:

        Aggregate gross unrealized appreciation for all
          investments in which there is an excess of value over
          tax cost                                                 $19,834,640
        Aggregate gross unrealized depreciation for all
          investments in which there is an excess of tax cost
          over value                                                (1,050,606)
                                                                   -----------
        Net unrealized appreciation                                $18,784,034
                                                                   ===========

        At December 31, 2006, the Fund had a capital loss carryover of approximately $14,054,764 which expires on December 31, 2010. This amount may be available to offset future realized capital gains, if any, to the extent provided by regulations.

(b) All or a portion of this security was on loan at March 31, 2007. The Fund has entered into an agreement with State Street Bank and Trust Company ("State Street Bank"), as agent of the Fund, to lend securities to certain designated borrowers. The loans are collateralized with cash or securities in an amount equal to at least 105% or 102% of the market value of the loaned international or domestic securities, respectively, when the loan is initiated. Thereafter, the value of the collateral must remain at 102% of the market value of loaned securities for U.S. equities and U.S. corporate debt; at least 105% of the market value of loaned non-U.S. equities; and at least 100% of the market value of loaned securities for U.S. government securities, sovereign debt issued by non-U.S. governments and non-U.S. corporate debt. In the event that the market value of the collateral falls below the required percentages described above, the borrower will deliver additional collateral on the next business day. As with other extensions of credit, the Funds may bear the risk of loss with respect to the investment of the collateral. The Fund invests cash collateral in short-term investments, a portion of the income from which is remitted to the borrowers and the remainder allocated between the Fund and State Street Bank as lending agent. The market value of securities on loan to borrowers and the value of collateral held by the Fund with respect to such loans at March 31, 2007 were $35,497,527 and $36,256,014, respectively.

(c)     Non-income producing security.

(d)     Represents investment of Securities Lending collateral.

(e) The Fund, through its custodian, receives delivery of the underlying securities collateralizing repurchase agreements. It is the Fund's policy that the market value of the collateral be at least equal to 102% of the repurchase price, including interest. The repurchase agreements are tri-party arrangements whereby the collateral is held at the custodian bank in a segregated account for the benefit of the Fund and on behalf of the counterparty. Repurchase agreements could involve certain risks in the event of default or insolvency of the counterparty including possible delays or restrictions upon the Fund's ability to dispose of the underlying securities.

REITs   Real Estate Investment Trusts

Investments as of March 31, 2007 (Unaudited)

Holdings at March 31, 2007 as a Percentage of Net Assets (unaudited)

Retail                                    8.2%
Commercial Services                       5.8
Aerospace & Defense                       5.4
Banks                                     5.1
Distribution & Wholesale                  4.9
Health Care - Services                    4.9
Oil & Gas                                 4.5
Diversified Financial Services            4.4
Insurance                                 4.1
Chemicals                                 3.5
Oil & Gas Services                        3.1
Telecommunications                        3.0
Investment Companies                      2.9
Semiconductors                            2.7
Manufacturing                             2.5
Gas                                       2.5
Household Products & Wares                2.4
Machinery - Diversified                   2.4
Transportation                            2.3
Building Materials                        2.2
Environmental Control                     2.0
Other, Less than 2% each                 17.4

           Westpeak Capital Growth Fund -- Portfolio of Investments

Investments as of March 31, 2007 (Unaudited)

Shares Description                                                   Value (+)
------ -----------------------------------------------------------  -----------
Common Stocks -- 99.2% of Net Assets
       Advertising -- 0.7%
 3,700 Omnicom Group, Inc.                                          $   378,806
                                                                    -----------
       Aerospace & Defense -- 6.8%
24,400 Boeing Co. (The)                                               2,169,404
12,600 Lockheed Martin Corp.                                          1,222,452
 7,000 Raytheon Co.                                                     367,220
                                                                    -----------
                                                                      3,759,076
                                                                    -----------
       Agriculture -- 1.7%
16,600 Monsanto Co.                                                     912,336
                                                                    -----------
       Beverages -- 1.0%
11,400 Anheuser-Busch Cos., Inc.                                        575,244
                                                                    -----------
       Biotechnology -- 2.8%
27,500 Amgen, Inc.(b)                                                 1,536,700
                                                                    -----------
       Commercial Services -- 2.4%
 5,500 ITT Educational Services, Inc.(b)                                448,195
14,100 Moody's Corp.                                                    875,046
                                                                    -----------
                                                                      1,323,241
                                                                    -----------
       Computers -- 5.8%
53,100 Hewlett-Packard Co.                                            2,131,434
18,100 Lexmark International, Inc., Class A (b)(c)                    1,058,126
                                                                    -----------
                                                                      3,189,560
                                                                    -----------
       Cosmetics & Personal Care -- 1.0%
11,300 Estee Lauder Cos., Inc. (The), Class A(c)                        552,005
                                                                    -----------
       Diversified Financial Services -- 3.8%
10,300 Goldman Sachs Group, Inc.                                      2,128,289
                                                                    -----------
       Electrical Components & Equipment -- 1.2%
15,600 Emerson Electric Co.                                             672,204
                                                                    -----------
       Electronics -- 2.9%
17,800 Mettler-Toledo International, Inc.(b)                          1,594,346
                                                                    -----------
       Engineering & Construction -- 2.0%
19,700 Granite Construction, Inc.                                     1,088,622
                                                                    -----------
       Food -- 1.4%
16,600 HJ Heinz Co.                                                     782,192
                                                                    -----------
       Health Care - Products -- 1.0%
12,100 Mentor Corp.(c)                                                  556,600
                                                                    -----------
       Health Care - Services -- 2.0%
19,000 Humana, Inc.(b)                                                1,102,380
                                                                    -----------
       Insurance -- 1.3%
12,200 Principal Financial Group, Inc.                                  730,414
                                                                    -----------
       Internet -- 5.7%
38,300 IAC/InterActiveCorp.(b)(c)                                     1,444,293
98,400 Symantec Corp.(b)                                              1,702,320
                                                                    -----------
                                                                      3,146,613
                                                                    -----------
       Machinery - Construction & Mining -- 1.7%
13,300 Terex Corp.(b)                                                   954,408
                                                                    -----------
       Manufacturing -- 2.9%
45,100 General Electric Co.                                           1,594,736
                                                                    -----------
       Media -- 5.0%
24,200 DIRECTV Group, Inc. (The)(b)                                     558,294
27,800 McGraw-Hill Cos., Inc. (The)                                   1,748,064
22,900 Time Warner, Inc.                                                451,588
                                                                    -----------
                                                                      2,757,946
                                                                    -----------
       Mining -- 0.1%
 1,900 Newmont Mining Corp.                                              79,781
                                                                    -----------
       Oil & Gas -- 5.4%
25,000 ExxonMobil Corp.                                               1,886,250
27,400 Todco, Class A(b)                                              1,105,042
                                                                    -----------
                                                                      2,991,292
                                                                    -----------
       Oil & Gas Services -- 1.2%
20,500 Halliburton Co.                                                  650,670
                                                                    -----------
       Packaging & Containers -- 1.1%
17,300 Pactiv Corp.(b)                                                  583,702
                                                                    -----------
       Pharmaceuticals -- 4.7%
16,400 AmerisourceBergen Corp.                                          865,100
 9,900 Cardinal Health, Inc.                                            722,205
20,000 Forest Laboratories, Inc.(b)                                   1,028,800
                                                                    -----------
                                                                      2,616,105
                                                                    -----------
       Retail -- 20.6%
36,800 Dollar Tree Stores, Inc.(b)                                    1,407,232
25,300 Federated Department Stores, Inc.                              1,139,765
53,400 Gap, Inc. (The)                                                  919,014
 8,600 J.C. Penney Co., Inc.                                            706,576
25,300 Kohl's Corp.(b)                                                1,938,233
26,200 NBTY, Inc.(b)                                                  1,389,648
28,700 Nordstrom, Inc.                                                1,519,378
47,600 Office Depot, Inc.(b)                                          1,672,664
23,100 Starbucks Corp.(b)                                               724,416
                                                                    -----------
                                                                     11,416,926
                                                                    -----------
       Semiconductors -- 1.5%
 7,300 Novellus Systems, Inc.(b)                                        233,746
11,600 Varian Semiconductor Equipment Associates, Inc.(b)               619,208
                                                                    -----------
                                                                        852,954
                                                                    -----------
       Software -- 5.8%
28,600 BEA Systems, Inc.(b)                                             331,474
 3,300 BMC Software, Inc.(b)                                            101,607
22,200 Fiserv, Inc.(b)                                                1,177,932
57,000 Microsoft Corp.                                                1,588,590
                                                                    -----------
                                                                      3,199,603
                                                                    -----------
       Telecommunications -- 4.4%
96,000 Cisco Systems, Inc.(b)                                         2,450,880
                                                                    -----------
       Tobacco -- 0.8%
 7,900 UST, Inc.(c)                                                     458,042
                                                                    -----------
       Toys, Games & Hobbies -- 0.5%
10,100 Marvel Entertainment, Inc.(b)(c)                                 280,275
                                                                    -----------
       Total Common Stocks
       (Identified Cost $50,316,609)                                 54,915,948
                                                                    -----------

Investments as of March 31, 2007 (Unaudited)


  Shares/
 Principal
  Amount    Description                                             Value (+)
 ---------  -----------------------------------------------------  -----------
Short-Term Investments -- 7.9%
  3,840,629 State Street Securities Lending Quality Trust(d)       $ 3,840,629
$   551,337 Tri-Party Repurchase Agreement with Fixed Income
            Clearing Corporation, dated 3/30/2007 at 4.250% to be
            repurchased at $551,532 on 4/02/2007, collateralized
            by $550,000 U.S. Treasury Note, 4.875% due 5/31/2011
            valued at $565,125, including accrued interest(e)          551,337
                                                                   -----------
            Total Short-Term Investments
            (Identified Cost $4,391,966)                             4,391,966
                                                                   -----------
            Total Investments -- 107.1%
            (Identified Cost $54,708,575)(a)                        59,307,914
            Other assets less liabilities--(7.1)%                   (3,947,805)
                                                                   -----------
            Net Assets -- 100%                                     $55,360,109
                                                                   ===========

--------
(+) Equity securities, including closed-end investment companies and exchange-traded funds, for which market quotations are readily available are valued at market value, as reported by pricing services recommended by the investment adviser and the subadvisers and approved by the Board of Trustees. Such pricing services generally use the security's last sale price on the exchange or market where primarily traded or, if there is no reported sale during the day, the closing bid price. Securities traded on the NASDAQ Global Select Market, NASDAQ Global Market and NASDAQ Capital Market are valued at the NASDAQ Official Closing Price ("NOCP"), or if lacking a NOCP, at the most recent bid quotation on the applicable NASDAQ Market. Debt securities for which market quotations are readily available (other than short-term obligations purchased with an original or remaining maturity of sixty days or less) are generally valued at market price on the basis of valuations furnished to the Fund by a pricing service recommended by the investment adviser and the subadvisers and approved by the Board of Trustees, which service determines valuations for normal, institutional-size trading units of such securities using market information, transactions for comparable securities and various relationships between securities which are generally recognized by institutional traders. Broker-dealer bid quotations may also be used to value debt and equity securities where a pricing service does not price a security or where a pricing service does not provide a reliable price for the security. Short-term obligations purchased with an original or remaining maturity of sixty days or less are valued at amortized cost, which approximates market value. Securities for which market quotations are not readily available are valued at fair value as determined in good faith by the Fund's subadvisers using consistently applied procedures under the general supervision of the Board of Trustees. Investments in other open-end investment companies are valued at the net asset value each day.

        The Fund may hold securities traded in foreign markets. Foreign securities are valued at the market price in the foreign market. However, if events occurring after the close of the foreign market (but before the close of regular trading on the New York Stock Exchange) are believed to materially affect the value of those securities, such securities are fair valued pursuant to procedures approved by the Board of Trustees. When fair valuing securities, the Fund may, among other things, use modeling tools or other processes that may take into account factors such as securities market activity and/or significant events that occur after the close of the foreign market and before the Fund calculates its net asset value.

        In September 2006, Statement of Financial Accounting Standards No. 157, Fair Value Measurements ("SFAS 157"), was issued and is effective for fiscal years beginning after November 15, 2007. SFAS 157 defines fair value, establishes a framework for measuring fair value and expands disclosures about fair value measurements. Management is currently evaluating the impact, if any, the adoption of SFAS 157 will have on the Fund's financial statements.

        The books and records of the Fund are maintained in U.S. dollars. The value of securities, currencies and other assets and liabilities denominated in currencies other than U.S. dollars are translated into U.S. dollars based upon foreign exchange rates prevailing at the end of the period.

(a) Federal Tax Information (Amounts exclude certain adjustments made at the end of the Fund's fiscal year for tax purposes. Such adjustments are primarily due to wash sales.):

        At March 31, 2007, the net unrealized appreciation on investments based on a cost of $54,708,575 for federal income tax purposes was as follows:

     Aggregate gross unrealized appreciation for all
       investments in which there is an excess of value over
       tax cost                                                 $ 5,698,932
     Aggregate gross unrealized depreciation for all
       investments in which there is an excess of tax cost
       over value                                                (1,099,593)
                                                                -----------
     Net unrealized appreciation                                $ 4,599,339
                                                                ===========

        At December 31, 2006, the Fund had a capital loss carryover of approximately $51,470,727 of which $20,489,767 expires on December 31, 2009, $26,883,047 expires on December 31, 2010 and $4,097,913 expires on December 31, 2011. These amounts may be available to offset future realized capital gains, if any, to the extent provided by regulations

(b)     Non-income producing security.

Investments as of March 31, 2007 (Unaudited)


(c) All or a portion of this security was on loan at March 31, 2007. The Fund has entered into an agreement with State Street Bank and Trust Company ("State Street Bank"), as agent of the Fund, to lend securities to certain designated borrowers. The loans are collateralized with cash or securities in an amount equal to at least 105% or 102% of the market value of the loaned international or domestic securities, respectively, when the loan is initiated. Thereafter, the value of the collateral must remain at 102% of the market value of loaned securities for U.S. equities and U.S. corporate debt; at least 105% of the market value of loaned non-U.S. equities; and at least 100% of the market value of loaned securities for U.S. government securities, sovereign debt issued by non-U.S. governments and non-U.S. corporate debt. In the event that the market value of the collateral falls below the required percentages described above, the borrower will deliver additional collateral on the next business day. As with other extensions of credit, the Funds may bear the risk of loss with respect to the investment of the collateral. The Fund invests cash collateral in short-term investments, a portion of the income from which is remitted to the borrowers and the remainder allocated between the Fund and State Street Bank as lending agent. The market value of securities on loan to borrowers and the value of collateral held by the Fund with respect to such loans at March 31, 2007 were $3,758,136 and $3,840,629, respectively.

(d)     Represents investment of securities lending collateral.

(e) The Fund, through its custodian, receives delivery of the underlying securities collateralizing repurchase agreements. It is the Fund's policy that the market value of the collateral be at least equal to 102% of the repurchase price, including interest. The repurchase agreements are tri-party arrangements whereby the collateral is held at the custodian bank in a segregated account for the benefit of the Fund and on behalf of the counterparty. Repurchase agreements could involve certain risks in the event of default or insolvency of the counterparty including possible delays or restrictions upon the Fund's ability to dispose of the underlying securities.

Holdings at March 31, 2007 as a Percentage of Net Assets (unaudited)

Retail                                   20.6%
Aerospace & Defense                       6.8
Software                                  5.8
Computers                                 5.8
Internet                                  5.7
Oil & Gas                                 5.4
Media                                     5.0
Pharmaceuticals                           4.7
Telecommunications                        4.4
Diversified Financial Services            3.8
Manufacturing                             2.9
Electronics                               2.9
Biotechnology                             2.8
Commercial Services                       2.4
Health Care - Services                    2.0
Engineering & Construction                2.0
Other, less than 2%                      16.2

ITEM 2. CONTROLS AND PROCEDURES.

The registrant's principal executive officer and principal financial officer have concluded that the registrant's disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the registrant in this Form N-Q was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms, based upon such officers' evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

There were no changes in the registrant's internal control over financial reporting that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3. EXHIBITS

(a)(1) Certification for the Principal Executive Officer pursuant to Rule 30a-2(a) of the Investment Company Act of 1940 (17 CFR 270.30a-2(a)), filed herewith.

(a)(2) Certification for the Principal Financial Officer pursuant to Rule 30a-2(a) of the Investment Company Act of 1940 (17 CFR 270.30a-2(a)), filed herewith.

                                  SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

                                    IXIS Advisor Funds Trust I

                                    By:    /s/ John T. Hailer
                                           -------------------------------------
                                    Name:  John T. Hailer
                                    Title: President and Chief Executive Officer
                                    Date:  May 22, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

                                    By:    /s/ John T. Hailer
                                           -------------------------------------
                                    Name:  John T. Hailer
                                    Title: President and Chief Executive Officer
                                    Date:  May 22, 2007

                                    By:    /s/ Michael C. Kardok
                                           -------------------------------------
                                    Name:  Michael C. Kardok
                                    Title: Treasurer
                                    Date:  May 22, 2007